MUTUAL OF AMERICA
                                                       INSTITUTIONAL FUNDS, INC.

                               SEMI-ANNUAL REPORT

                                ALL AMERICA FUND
                                EQUITY INDEX FUND
                                    BOND FUND
                                MONEY MARKET FUND

                                  JUNE 30, 2000


   This report is not to be construed as an offering for sale. No offering is made except in conjunction with a prospectus which must
                       precede or accompany this report.

                                    CONTENTS
                                                                            Page
                                                                            ----
President's Message .......................................................    1

Performance Graphs ........................................................    2

Portfolio of Investments in Securities:

   All America Fund .......................................................    5

   Equity Index Fund ......................................................   13

   Bond Fund ..............................................................   18

   Money Market Fund ......................................................   20

Statement of Assets and Liabilities .......................................   21

Statement of Operations ...................................................   22

Statements of Changes in Net Assets .......................................   23

Financial Highlights ......................................................   25

Notes to Financial Statements .............................................   27

--------------------------------------------------------------------------------
                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                    320 PARK AVENUE, NEW YORK, NEW YORK 10022
--------------------------------------------------------------------------------

Dear Shareholder:

      We are pleased to present the Mutual of America Institutional Funds' results for the six-month period ending June 30, 2000. These funds are designed primarily as investment vehicles for endowments, foundations and other institutional investors.

      The U.S. economy remains fundamentally strong at mid year, although indications that it may be slowing have appeared. The Federal Reserve has raised rates by a total of 1.75% in a little over a year, but should the economy indeed lose steam, the central bankers may defer further rate increases for the near term as the risk of inflation wanes. The combination of a more relaxed economy and slowing job growth has produced Treasury yields that are lower than at any time since December.

      There was substantial volatility in the stock market during the first half of this year. In the second quarter the S&P 500 Index, the NASDAQ and the Russell 2000 declined. Second quarter earnings, however, should reflect the underlying strength in the U.S. and global economies.

                    Total Returns-Six Months to June 30, 2000

      The total return performance of each Fund for the six months ended June 30, 2000 was as follows:

      All America Fund ..........................................   +4.7%
      Equity Index Fund .........................................   -0.5%
      Bond Fund .................................................   +2.4%
      MoneyMarket Fund ..........................................   +2.9%

      All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than when purchased.

      On the pages which immediately follow are brief presentations and graphs for each Fund (except the Money Market Fund) which illustrate each Fund's respective:

o Historical total return achieved over specified periods, expressed as an annual average rate and as a cumulative rate;

o Equivalent in dollars of a $10,000 hypothetical investment at the beginning of each specified period; and

o     Historical  performance compared with an appropriate index.

      The portfolios of each Fund and financial statements are presented in the pages which then follow.

      Thank you for your continued investment in our Funds.

                                     Sincerely,

                                     /s/ Dolores Morrissey
                                     -----------------------
                                     Dolores Morrissey
                                     Chairman of the Board and President,
                                     Mutual of America Institutional Funds, Inc.

                                ALL AMERICA FUND

      The All America Fund's investment objective is to outperform the Standard & Poor's 500 Index. The Fund is approximately 60% invested in the 500 stocks that comprise the S&P 500, while the remaining 40% of the Fund is actively managed. The actively managed portion of the Fund utilizes four different investment approaches -- large cap growth, small cap growth, large cap value and small cap value -- with each approach managing approximately equal portions of the actively managed portion. Beginning in early 2000, approximately half of the actively managed assets were managed by two subadvisors, with Mutual of America Capital Management Corporation managing the remainder. Previously, three subadvisors were retained to manage approximately three quarters of these active assets. The Fund's return for the twelve month period ended June 30, 2000 was 17.3%, well in excess of the 7.2% return of its benchmark index, the S&P 500. The Fund's twelve month performance reflected investors' continued quest for growth opportunities -- both the large and small cap growth portions significantly outperformed the value segments. Nevertheless, the small cap value segment performed strongly. Only the large cap value portion turned in negative performance.

[The following table depicts a line graph that appears in the document.]

                              ALL AMERICA
                                  FUND          S&P 500
---------------------------------------------------------
SEMI                             SINCE           SINCE
ANNUAL                         INCEPTION       INCEPTION
---------------------------------------------------------
05/96                            10,000           10,000
06/96                            10,103           10,301
06/97                            12,883           13,875
06/98                            15,882           18,060
06/99                            18,940           22,168
06/00                            22,225           23,773


----------------------------------------------------
                    All America Fund
                    ----------------
                                     Total Return
                                     ------------
 Period                 Growth
 Ended                    of       Cumu-     Annual
 6/30/00               $10,000     lative    Average
 ---------------------------------------------------
 1 Year                $11,734     17.3%     17.3%
 Since 5/1/96
   (Inception)         $22,225    122.2%     21.2%
----------------------------------------------------


----------------------------------------------------
                     S&P 500 Index
                     ------------
                                     Total Return
                                     ------------
 Period                 Growth
 Ended                    of       Cumu-     Annual
 6/30/00               $10,000     lative    Average
----------------------------------------------------
 1 Year                $10,724      7.2%      7.2%
 Since 5/1/96
   (Inception)         $23,773    137.7%     23.1%
----------------------------------------------------

The line representing the performance return of the All America Fund includes expenses, such as transaction costs, management fees and expenses, that reduce returns, while the performance return line of the index does not.

                               EQUITY INDEX FUND

      The Equity Index Fund invests in the 500 stocks which comprise the S&P 500 Index. The S&P Index is a market-value weighted index of 500 domestic stocks that are traded on the New York Stock Exchange, American Stock Exchange and NASDAQ National Market System. The weightings make each company's influence on the Index's performance directly proportional to that company's market value. The companies included in the Index tend to be industry leaders. The Fund's performance for the twelve months ended June 30, 2000 was 6.8%, substantially in line with the benchmark's return of 7.2%. Technology has continued to be the dominant theme, with defensive sectors such as utilities doing much better in the past few months. Price-earnings and price-to-book multiples have come under some pressure, reflecting the Federal Reserve's attempts to slow the economy through higher interest rates.

[The following table depicts a line graph that appears in the document.]

                              EQUITY INDEX
                                  FUND          S&P 500
---------------------------------------------------------
SEMI                             SINCE           SINCE
ANNUAL                         INCEPTION       INCEPTION
---------------------------------------------------------
05/99                            10,000          10,000
06/99                            10,145          10,306
06/00                            10,839          11,052


----------------------------------------------------
                  Equity Index Fund
                  -----------------
                                     Total Return
                                     ------------
 Period                 Growth
 Ended                    of       Cumu-     Annual
 6/30/00               $10,000     lative    Average
 ---------------------------------------------------
 1 Year                $10,684      6.8%      6.8%
 Since 5/3/99
 (Inception)           $10,839      8.4%      7.2%
----------------------------------------------------

----------------------------------------------------
                     S&P 500 Index
                     -------------
                                     Total Return
                                     ------------
 Period                 Growth
 Ended                    of       Cumu-     Annual
 6/30/00               $10,000     lative    Average
----------------------------------------------------
 1 Year                $10,724      7.2%      7.2%
 Since 5/3/99
 (Inception)           $11,052     10.5%      9.0%
----------------------------------------------------

The line representing the performance return of the Equity Index Fund includes expenses, such as transaction costs, management fees and expenses, that reduce returns, while the performance return line of the index does not.

                                MONEY MARKET FUND

      The Money Market Fund's investment objective is the realization of high current income to the extent consistent with the maintenance of liquidity, investment quality and stability of capital. Through investing in high quality commercial paper and other short-term instruments, the Fund returned 5.5% for the year ended 6/30/00. Short-term rates rose substantially during this period, as the Federal Reserve Board raised the Federal Funds rate in an attempt to quell prospective inflation. The seven-day effective yield as of August 1, 2000 is 6.5%. As with all performance reporting, this yield is not necessarily indicative of future annual yields.

                                    BOND FUND

      The Bond Fund seeks a high level of return consistent with the preservation of capital through investments in publicly traded debt securities. The Fund primarily invests in corporate and U.S. Government agency securities, which yield more than U.S. Treasury issues. The Fund's benchmark, the Lehman Brothers Government/Corporate Index, which was invested over 50% in U.S. Government issues, returned 4.3% over the past year. The Fund's overemphasis on high yielding, lower quality, but primarily investment grade, longer corporate bonds caused it to underperform this Index over the past twelve months.

[The following table depicts a line graph that appears in the document.]

                               BOND FUND        S&P 500
---------------------------------------------------------
SEMI                             SINCE           SINCE
ANNUAL                         INCEPTION       INCEPTION
---------------------------------------------------------
05/96                            10,000         10,000
06/96                            10,074         10,116
06/97                            10,748         10,900
06/98                            11,884         12,129
06/99                            12,116         12,457
06/00                            12,234         12,991

----------------------------------------------------
                       Bond Fund
                      -----------
                                     Total Return
                                     ------------
 Period                 Growth
 Ended                    of       Cumu-     Annual
 6/30/00               $10,000     lative    Average
 ---------------------------------------------------
 1 Year                $10,097      1.0%      1.0%
 Since 5/1/96
   (Inception)         $12,234     22.3%      5.0%
----------------------------------------------------


----------------------------------------------------
        Lehman Brothers Gov't./Corp. Bond Index
      ------------------------------------------
                                     Total Return
                                     ------------
 Period                 Growth
 Ended                    of      Cumu-      Annual
 6/30/00               $10,000    lative     Average
 ---------------------------------------------------
 1 Year                $10,429      4.3%      4.3%
 Since 5/1/96
   (Inception)         $12,991     29.9%      6.5%
----------------------------------------------------

The line representing the performance return of the Bond Fund includes expenses, such as transaction costs, management fees and expenses, that reduce returns, while the performance return line of the index does not.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                           June 30, 2000 (Unaudited)

                                                              Shares     Value
                                                             -------   ---------
INDEXED ASSETS:
COMMON STOCKS
   3Com Corp. ........................................        1,099     $ 63,330
   Abbott Laboratories ...............................        4,879      217,420
   Adaptec, Inc. .....................................          322        7,326
   ADC Telecommunications, Inc. ......................        1,067       89,495
   Adobe Systems, Inc. ...............................          383       49,790
   Advanced Micro Devices, Inc. ......................          484       37,389
   AES Corp. .........................................        1,348       61,503
   Aetna, Inc. .......................................          446       28,628
   Aflac, Inc. .......................................          844       38,771
   Agilent Technologies, Inc. ........................        1,432      105,610
   Air Products & Chemicals, Inc. ....................          729       22,462
   Alberto-Culver Co. ................................          178        5,440
   Albertson's, Inc. .................................        1,345       44,721
   Alcan Aluminum Ltd. ...............................          696       21,576
   ALCOA, Inc. .......................................        2,746       79,634
   Allegheny Technologies, Inc. ......................          298        5,364
   Allergan, Inc. ....................................          417       31,067
   Allied Waste Industries, Inc. .....................          599        5,990
   Allstate Corp. ....................................        2,355       52,399
   Alltel Corp. ......................................          997       61,752
   Altera Corp. ......................................          630       64,221
   Alza Corp. ........................................          325       19,216
   Amerada Hess Corp. ................................          289       17,846
   Ameren Corp. ......................................          435       14,681
   America Online, Inc. ..............................        7,266      383,282
   American Electric Power, Inc. .....................        1,022       30,277
   American Express Co. ..............................        4,225      220,228
   American General Corp. ............................          784       47,824
   American Greetings Corp. Cl A .....................          206        3,914
   American Home Products Corp. ......................        4,125      242,344
   American Int'l. Group, Inc. .......................        4,875      572,813
   American Power Conversion .........................          600       24,488
   Amgen, Inc. .......................................        3,242      227,751
   AMR Corp. .........................................          471       12,452
   Amsouth Bancorporation ............................        1,242       19,562
   Anadarko Petroleum Corp. ..........................          406       20,021
   Analog Devices, Inc. ..............................        1,119       85,044
   Andrew Corp. ......................................          263        8,827
   Anheuser-Busch Cos., Inc. .........................        1,429      106,728
   Aon Corp. .........................................          815       25,316
   Apache Corp. ......................................          362       21,290
   Apple Computer, Inc. ..............................        1,020       53,423
   Applied Materials, Inc. ...........................        2,554      231,456
   Archer-Daniels-Midland Co. ........................        1,932       18,958
   Armstrong Holdings, Inc. ..........................          127        1,945
   Ashland, Inc. .....................................          231        8,099
   Associates First Capital Corp. ....................        2,311       51,564
   AT&T Corp. ........................................       11,875      375,545
   Autodesk, Inc. ....................................          193        6,695
   Automatic Data Processing, Inc. ...................        1,976      105,840
   AutoZone, Inc. ....................................          423        9,306
   Avery Dennison Corp. ..............................          357       23,964
   Avon Products, Inc. ...............................          770       34,265
   Baker Hughes, Inc. ................................        1,046       33,472
   Ball Corp. ........................................           97        3,122
   Bank of America Corp. .............................        5,241      225,363
   Bank of New York Co., Inc. ........................        2,337      108,671
   Bank One Corp. ....................................        3,640       96,688
   Bard (C.R.), Inc. .................................          162        7,796
   Barrick Gold Corp. ................................        1,251       22,753
   Bausch & Lomb, Inc. ...............................          168       12,999
   Baxter International, Inc. ........................          924       64,969
   BB & T Corp. ......................................        1,103       26,334
   Bear Stearns Cos., Inc. ...........................          350       14,569
   Becton Dickinson & Co. ............................          793       22,749
   Bed Bath & Beyond, Inc. ...........................          444       16,095
   BellSouth Corp. ...................................        5,950      253,619
   Bemis Co. .........................................          166        5,582
   Best Buy Co., Inc. ................................          653       41,302
   Bestfoods .........................................          868       60,109
   Bethlehem Steel Corp. .............................          417        1,486
   Biogen, Inc. ......................................          477       30,767
   Biomet, Inc. ......................................          359       13,799
   Black & Decker Corp. ..............................          276       10,850
   Block (H. & R.), Inc. .............................          310       10,036
   BMC Software, Inc. ................................          767       27,984
   Boeing Co. ........................................        2,869      119,960
   Boise Cascade Corp. ...............................          182        4,709
   Boston Scientific Corp. ...........................        1,316       28,870
   Briggs & Stratton Corp. ...........................           74        2,535
   Bristol-Myers Squibb Co. ..........................        6,238      363,364
   Broadcom Corp. Cl A ...............................          650      142,309
   Brown-Forman Corp. Cl B ...........................          217       11,664
   Brunswick Corp. ...................................          292        4,836
   Burlington Northern Santa Fe ......................        1,354       31,057
   Burlington Resources, Inc. ........................          690       26,393
   Cabletron Systems, Inc. ...........................          570       14,393
   Campbell Soup Co. .................................        1,360       39,610
   Capital One Financial Corp. .......................          627       27,980
   Cardinal Health, Inc. .............................          871       64,454
   Carnival Corp. ....................................        1,912       37,284
   Caterpillar, Inc. .................................        1,129       38,245
   Cendant Corp. .....................................        2,263       31,682
   Centex Corp. ......................................          188        4,418
   CenturyTel, Inc. ..................................          443       12,736
   Ceridian Corp. ....................................          460       11,069
   Charles Schwab Corp. ..............................        4,306      144,789
   Charter One Financial, Inc. .......................          663       15,249
   Chase Manhattan Corp. .............................        3,926      180,818
   Chevron Corp. .....................................        2,062      174,883
   Chubb Corp. .......................................          559       34,379
   CIGNA Corp. .......................................          515       48,153
   Cincinnati Financial Corp. ........................          521       16,379
   CINergy Corp. .....................................          505       12,846
   Circuit City Group, Inc. ..........................          645       21,406
   Cisco Systems, Inc. ...............................       21,999    1,398,311
   Citigroup, Inc. ...................................       10,673      643,048
   Citrix Systems, Inc. ..............................          570       10,794
   Clear Channel Communications ......................        1,074       80,550
   Clorox Co. ........................................          750       33,609
   CMS Energy Corp. ..................................          368        8,142
   Coastal Corp. .....................................          679       41,334
   Coca-Cola Co. .....................................        7,838      450,195
   Coca-Cola Enterprises, Inc. .......................        1,350       22,022
   Colgate-Palmolive Co. .............................        1,824      109,212
   Columbia Energy Group .............................          259       16,997
   Comcast Corp. Cl A ................................        2,839      114,980
   Comerica, Inc. ....................................          497       22,303
   Compaq Computer Corp. .............................        5,402      138,089
   Computer Associates Intl., Inc. ...................        1,862       95,311
   Computer Sciences Corp. ...........................          528       39,435
   Compuware Corp. ...................................        1,132       11,745
   Comverse Technology Inc. ..........................          484       45,012
   Conagra, Inc. .....................................        1,563       29,795
   Conexant Systems, Inc. ............................          687       33,405
   Conoco, Inc. ......................................        1,988       48,830
   Conseco, Inc. .....................................        1,039       10,130
   Consolidated Edison, Inc. .........................          670       19,849
   Consolidated Stores Corp. .........................          352        4,224
   Constellation Energy Group ........................          474       15,435

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                           June 30, 2000 (Unaudited)

                                                              Shares     Value
                                                             -------   ---------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
   Convergys Corp. .........................................    500   $   25,938
   Cooper Industries, Inc. .................................    300        9,769
   Cooper Tire & Rubber Co. ................................    242        2,692
   Coors (Adolph) Co. Cl B .................................    118        7,139
   Corning, Inc. ...........................................    872      235,331
   Costco Wholesale Corp. ..................................  1,407       46,431
   Countrywide Credit Industries ...........................    359       10,882
   CP&L Energy, Inc. (Holding Co) ..........................    508       16,224
   Crane Co. ...............................................    209        5,081
   Crown Cork & Seal, Inc. .................................    411        6,165
   CSX Corp. ...............................................    693       14,683
   Cummins Engine Co., Inc. ................................    132        3,597
   CVS Corp. ...............................................  1,244       49,760
   Dana Corp. ..............................................    523       11,081
   Danaher Corp. ...........................................    452       22,346
   Darden Restaurants, Inc. ................................    422        6,858
   Deere & Co. .............................................    741       27,417
   Dell Computer Corp. .....................................  8,129      400,861
   Delphi Automotive Systems Corp. .........................  1,793       26,111
   Delta Air Lines, Inc. ...................................    387       19,568
   Deluxe Corp. ............................................    232        5,467
   Dillard's Inc. Cl A .....................................    345        4,226
   Disney (Walt) Co. .......................................  6,571      255,037
   Dollar General Corp. ....................................  1,057       20,612
   Dominion Resources, Inc. ................................    753       32,285
   Donnelley (R.R.) & Sons Co. .............................    401        9,048
   Dover Corp. .............................................    646       26,203
   Dow Chemical Co. ........................................  2,139       64,571
   Dow Jones & Co., Inc. ...................................    284       20,803
   DTE Energy Co. ..........................................    461       14,089
   Du Pont (E.I.) de Nemours & Co ..........................  3,315      145,031
   Duke Energy Corp. .......................................  1,161       65,451
   Dun & Bradstreet Corp. ..................................    511       14,627
   Eastern Enterprises .....................................     86        5,418
   Eastman Chemical Co. ....................................    250       11,938
   Eastman Kodak Co. .......................................    980       58,310
   Eaton Corp. .............................................    234       15,678
   Ecolab, Inc. ............................................    412       16,094
   Edison International ....................................  1,051       21,546
   El Paso Energy Corp. ....................................    724       36,879
   Electronic Data Systems Corp. ...........................  1,494       61,628
   EMC Corp. ...............................................  6,862      527,945
   Emerson Electric Co. ....................................  1,349       81,446
   Engelhard Corp. .........................................    399        6,808
   Enron Corp. .............................................  2,315      149,318
   Entergy Corp. ...........................................    727       19,765
   Equifax, Inc. ...........................................    449       11,786
   Exxon Mobil Corp. ....................................... 11,009      864,207
   Fannie Mae ..............................................  3,186      166,269
   Federated Department Stores .............................    666       22,478
   FedEx Corp. .............................................    917       34,846
   Fifth Third Bancorp .....................................    979       61,922
   First Data Corp. ........................................  1,304       64,711
   First Union Corp. .......................................  3,135       77,787
   Firstar Corp. ...........................................  3,068       64,620
   FirstEnergy Corp. .......................................    739       17,274
   FleetBoston Financial Corp. .............................  2,850       96,900
   Florida Progress Corp. ..................................    312       14,625
   Fluor Corp. .............................................    242        7,653
   FMC Corp. ...............................................     97        5,626
   Ford Motor Co. ..........................................  3,833      164,819
   Fort James Corp. ........................................    687       15,887
   Fortune Brands, Inc. ....................................    520       11,993
   FPL Group, Inc. .........................................    570       28,215
   Franklin Resources, Inc. ................................    770       23,389
   Freddie Mac .............................................  2,207       89,384
   Freeport-McMoran Copper Cl B ............................    518        4,792
   Gannett Co., Inc. .......................................    843       50,422
   Gap, Inc. ...............................................  2,691       84,094
   Gateway, Inc. ...........................................  1,004       56,977
   General Dynamics Corp. ..................................    638       33,336
   General Electric Co. .................................... 31,288    1,658,264
   General Mills, Inc. .....................................    922       35,267
   General Motors Corp. ....................................  1,692       98,242
   Genuine Parts Co. .......................................    565       11,300
   Georgia-Pacific Group ...................................    544       14,280
   Gillette Co. ............................................  3,301      115,329
   Global Crossing Ltd. ....................................  2,786       73,307
   Golden West Financial Corp. .............................    513       20,937
   Goodrich (B.F.) Co. .....................................    350       11,922
   Goodyear Tire & Rubber Co. ..............................    497        9,940
   GPU, Inc. ...............................................    392       10,609
   Grainger (W.W.), Inc. ...................................    297        9,151
   Great Atlantic & Pac. Tea, Inc. .........................    123        2,045
   Great Lakes Chemical Corp. ..............................    183        5,765
   GTE Corp. ...............................................  3,045      189,551
   Guidant Corp. ...........................................    976       48,312
   Halliburton Co. .........................................  1,402       66,157
   Harcourt General, Inc. ..................................    226       12,289
   Harley-Davidson, Inc. ...................................    962       37,037
   Harrah's Entertainment, Inc. ............................    408        8,543
   Hartford Financial Svs Gp, Inc. .........................    680       38,038
   Hasbro, Inc. ............................................    544        8,194
   HCA - The Healthcare Company ............................  1,788       54,311
   HealthSouth Corp. .......................................  1,226        8,812
   Heinz (H.J.) Co. ........................................  1,114       48,738
   Hercules, Inc. ..........................................    338        4,753
   Hershey Food Corp. ......................................    440       21,340
   Hewlett-Packard Co. .....................................  3,163      394,980
   Hilton Hotels Corp. .....................................  1,170       10,969
   Home Depot, Inc. ........................................  7,306      364,843
   Homestake Mining Co. ....................................    826        5,679
   Honeywell International, Inc. ...........................  2,513       84,657
   Household International, Inc. ...........................  1,492       62,011
   Humana, Inc. ............................................    532        2,594
   Huntington Bancshares, Inc. .............................    730       11,543
   Illinois Tool Works, Inc. ...............................    955       54,435
   IMS Health, Inc. ........................................    978       17,604
   Inco Ltd. ...............................................    609        9,363
   Ingersoll Rand Co. ......................................    520       20,930
   Intel Corp. ............................................. 10,591    1,415,884
   International Paper Co. .................................  1,529       45,583
   Interpublic Group of Cos., Inc. .........................    954       41,022
   Intl. Business Machines Corp. ...........................  5,607      614,317
   Intl. Flavors & Fragrances ..............................    334       10,083
   ITT Industries, Inc. ....................................    279        8,475
   Jefferson-Pilot Corp. ...................................    333       18,794
   Johnson & Johnson .......................................  4,399      448,148
   Johnson Controls, Inc. ..................................    271       13,906
   Kansas City Southern Inds ...............................    351       31,129
   Kaufman & Broad Home Corp. ..............................    152        3,012
   Kellogg Co. .............................................  1,286       38,259
   Kerr-McGee Corp. ........................................    297       17,504
   KeyCorp .................................................  1,420       25,028
   Kimberly Clark Corp. ....................................  1,757      100,808
   KLA Tencor Corp. ........................................    588       34,435
   Kmart Corp. .............................................  1,576       10,737
   Knight-Ridder, Inc. .....................................    246       13,084

   The accompanying notes are an integral part of these financial statements

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                           June 30, 2000 (Unaudited)

                                                              Shares     Value
                                                             -------   ---------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
   Kohl's Corp. ............................................  1,035   $   57,572
   Kroger Co. ..............................................  2,637       58,179
   Legget & Platt ..........................................    623       10,280
   Lehman Brothers Holdings, Inc. ..........................    381       36,028
   Lexmark Int'l Inc. ......................................    406       27,304
   Lilly (Eli) & Co. .......................................  3,572      356,754
   Limited, Inc. ...........................................  1,364       29,497
   Lincoln National Corp. ..................................    620       22,398
   Linear Technology Corp. .................................    982       62,787
   Liz Claiborne, Inc. .....................................    188        6,627
   Lockheed Martin Corp. ...................................  1,257       31,189
   Loews Corp. .............................................    312       18,720
   Longs Drug Stores Corp. .................................    125        2,719
   Louisiana-Pacific Corp. .................................    339        3,687
   Lowe's Companies, Inc. ..................................  1,213       49,809
   LSI Logic Corp. .........................................    971       52,555
   Lucent Technologies ..................................... 10,298      610,157
   Mallinckrodt, Inc. ......................................    223        9,687
   Manor Care, Inc. ........................................    328        2,296
   Marriott International, Inc. ............................    758       27,335
   Marsh & McLennan Cos., Inc. .............................    848       88,563
   Masco Corp. .............................................  1,419       25,631
   Mattel, Inc. ............................................  1,336       17,619
   Maxim Integrated Products, Inc. .........................    898       61,008
   May Department Stores Co. ...............................  1,063       25,512
   Maytag Corp. ............................................    268        9,883
   MBIA, Inc. ..............................................    317       15,275
   MBNA Corp. ..............................................  2,545       69,033
   McDermott International, Inc. ...........................    189        1,666
   McDonald's Corp. ........................................  4,226      139,194
   McGraw-Hill Cos., Inc. ..................................    622       33,588
   McKesson HBOC, Inc. .....................................    893       18,697
   Mead Corp. ..............................................    326        8,232
   Medimmune, Inc. .........................................    660       48,840
   Medtronic, Inc. .........................................  3,794      188,989
   Mellon Financial Corp. ..................................  1,553       56,587
   Merck & Co., Inc. .......................................  7,272      557,217
   Mercury Interactive Corp. ...............................    240       23,220
   Meredith Corp. ..........................................    165        5,569
   Merrill Lynch & Co., Inc. ...............................  1,227      141,105
   MGIC Investment Corp. ...................................    336       15,288
   Micron Technology, Inc. .................................  1,755      154,550
   Microsoft Corp. ......................................... 16,642    1,331,319
   Millipore Corp. .........................................    144       10,854
   Minnesota Mining & Mfg. Co. .............................  1,252      103,290
   Molex Inc., Cl A ........................................    622       29,934
   Morgan (J.P.) & Co., Inc. ...............................    513       56,494
   Morgan Stanley Dean Witter ..............................  3,579      297,952
   Motorola, Inc. ..........................................  6,806      197,799
   Nabisco Group Holdings ..................................  1,035       26,845
   National City Corp. .....................................  1,957       33,391
   National Semiconductor Corp. ............................    544       30,872
   National Service Industries .............................    130        2,535
   Navistar International Corp. ............................    203        6,306
   NCR Corp. ...............................................    307       11,954
   Network Appliance, Inc. .................................    963       77,522
   New Century Energies, Inc. ..............................    367       11,010
   New York Times Co. Cl A .................................    544       21,488
   Newell Rubbermaid, Inc. .................................    843       21,707
   Newmont Mining Corp. ....................................    532       11,505
   Nextel Communications, Inc. .............................  2,398      146,728
   Niagara Mohawk Holdings, Inc. ...........................    608        8,474
   Nicor, Inc. .............................................    150        4,894
   Nike, Inc. Cl B .........................................    865       34,438
   Nordstrom, Inc. .........................................    445       10,736
   Norfolk Southern Corp. ..................................  1,206       17,939
   Nortel Networks Corp. Holding ...........................  9,368      639,366
   Northern States Power Co. ...............................    492        9,932
   Northern Trust Corp. ....................................    706       45,934
   Northrop Grumman Corp. ..................................    221       14,641
   Novell, Inc. ............................................  1,066        9,861
   Novellus Systems, Inc. ..................................    413       23,360
   Nucor Corp. .............................................    276        9,160
   Occidental Petroleum Corp. ..............................  1,166       24,559
   Office Depot, Inc. ......................................  1,044        6,525
   Old Kent Financial Corp. ................................    435       11,628
   Omnicom Group, Inc. .....................................    563       50,142
   Oneok, Inc. .............................................    101        2,620
   Oracle Corp. ............................................  8,977      754,629
   Owens Corning ...........................................    175        1,619
   Owens-Illinois, Inc. ....................................    477        5,575
   Paccar, Inc. ............................................    250        9,922
   Pactiv Corp. ............................................    544        4,284
   Paine Webber Group, Inc. ................................    453       20,612
   Pall Corp. ..............................................    396        7,326
   Parametric Technology Corp. .............................    847        9,317
   Parker Hannifin Corp. ...................................    356       12,193
   Paychex, Inc. ...........................................  1,173       49,266
   PE Corp-PE Biosystems Group .............................    656       43,214
   Peco Energy Co. .........................................    536       21,608
   Penney (J.C.) Co., Inc. .................................    826       15,229
   Peoples Energy Corp. ....................................    113        3,658
   Peoplesoft, Inc. ........................................    852       14,271
   PepsiCo, Inc. ...........................................  4,557      202,502
   Perkin Elmer, Inc. ......................................    145        9,588
   Pfizer, Inc. ............................................ 19,907      955,536
   PG & E Corp. ............................................  1,219       30,018
   Pharmacia Corp. .........................................  4,014      207,474
   Phelps Dodge Corp. ......................................    258        9,595
   Phillip Morris Cos., Inc. ...............................  7,232      192,100
   Phillips Petroleum Co. ..................................    805       40,803
   Pinnacle West Capital Corp. .............................    269        9,112
   Pitney Bowes, Inc. ......................................    815       32,600
   Placer Dome, Inc. .......................................  1,034        9,888
   PNC Financial Services Group ............................    932       43,688
   Polaroid Corp. ..........................................    141        2,547
   Potlatch Corp. ..........................................     92        3,048
   PPG Industries, Inc. ....................................    552       24,461
   PPL Corporation .........................................    457       10,025
   Praxair, Inc. ...........................................    505       18,906
   Price (T. Rowe) Associates ..............................    380       16,150
   Proctor & Gamble Co. ....................................  4,136      236,786
   Progressive Corp. of Ohio ...............................    233       17,242
   Providian Financial Corp. ...............................    451       40,590
   Public Svc. Enterprise Group ............................    694       24,030
   Pulte Corp. .............................................    138        2,984
   Quaker Oats Co. .........................................    425       31,928
   Qualcomm, Inc. ..........................................  2,332      139,920
   Quintiles Transnational Corp. ...........................    365        5,156
   Radioshack Corp. ........................................    590       27,951
   Ralston Purina Co. ......................................    973       19,399
   Raytheon Co. ............................................  1,074       20,675
   Reebok International Ltd. ...............................    178        2,837
   Regions Financial Corp. .................................    694       13,793
   Reliant Energy, Inc. ....................................    939       27,759
   Rite-Aid Corp. ..........................................    822        5,394
   Rockwell Intl., Corp. ...................................    605       19,058
   Rohm Haas Co. ...........................................    695       23,978

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                           June 30, 2000 (Unaudited)

                                                              Shares     Value
                                                             -------   ---------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
    Rowan Cos., Inc. .......................................    292   $    8,870
    Royal Dutch Petroleum Co. N.Y ..........................  6,781      417,455
    Russell Corp. ..........................................    105        2,100
    Ryder System, Inc. .....................................    211        3,996
    Sabre Group Holdings, Inc. .............................    410       11,685
    Safeco Corp. ...........................................    413        8,208
    Safeway, Inc. ..........................................  1,570       70,846
    Sanmina Corp. ..........................................    470       40,185
    Sapient Corp. ..........................................    180       19,249
    Sara Lee Corp. .........................................  2,750       53,109
    SBC Communications, Inc. ............................... 10,758      465,284
    Schering-Plough Corp. ..................................  4,630      233,815
    Schlumberger, Ltd. .....................................  1,800      134,325
    Scientific-Atlanta, Inc. ...............................    499       37,176
    Seagate Technology .....................................    719       39,545
    Seagram Co. Ltd. (The) .................................  1,376       79,808
    Sealed Air Corp. New ...................................    265       13,879
    Sears Roebuck & Co. ....................................  1,115       36,377
    Sempra Energy ..........................................    649       11,033
    Sherwin-Williams Co. ...................................    526       11,145
    Siebel Systems, Inc. ...................................    631      103,208
    Sigma-Aldrich Corp. ....................................    270        7,898
    SLM Holding Corp. ......................................    505       18,906
    Snap-On, Inc. ..........................................    186        4,952
    Solectron Corp. ........................................  1,886       78,976
    Southern Co. ...........................................  2,051       47,814
    Southtrust Corp. .......................................    533       12,059
    Southwest Airlines Co. .................................  1,601       30,319
    Springs Industries, Inc. Cl A ..........................     58        1,867
    Sprint Corp. (FON Group) ...............................  2,766      141,066
    Sprint Corp. (PCS Group) ...............................  2,894      172,193
    St. Jude Medical, Inc. .................................    268       12,295
    St. Paul Companies, Inc. ...............................    671       22,898
    Stanley Works ..........................................    284        6,745
    Staples, Inc. ..........................................  1,532       23,555
    Starbucks Corp. ........................................    580       22,149
    State Street Corp. .....................................    508       53,880
    Summit Bancorp .........................................    555       13,667
    Sun Microsystems, Inc. .................................  5,017      456,233
    Sunoco, Inc. ...........................................    286        8,419
    Suntrust Banks, Inc. ...................................    956       43,677
    Supervalu, Inc. ........................................    443        8,445
    Synovus Financial Corp. ................................    888       15,651
    Sysco Corp. ............................................  1,045       44,021
    Target Corp. ...........................................  1,442       83,636
    Tektronix, Inc. ........................................    149       11,026
    Tellabs, Inc. ..........................................  1,295       88,627
    Temple-Inland, Inc. ....................................    178        7,476
    Tenet Healthcare Corp. .................................    988       26,676
    Teradyne, Inc. .........................................    544       39,984
    Texaco, Inc. ...........................................  1,756       93,507
    Texas Instruments, Inc. ................................  5,175      355,458
    Textron, Inc. ..........................................    472       25,636
    Thermo Electron Corp. ..................................    503       10,594
    Thomas & Betts Corp. ...................................    185        3,538
    Tiffany & Co. ..........................................    230       15,525
    Time Warner, Inc. ......................................  4,161      316,236
    Timken Co. .............................................    196        3,651
    TJX Companies, Inc. ....................................    984       18,450
    Torchmark Corp. ........................................    417       10,295
    Tosco Corp. ............................................    456       12,911
    Toys R Us, Inc. ........................................    684        9,961
    Transocean Sedco Forex, Inc. ...........................    656       35,055
    Tribune Co. ............................................    976       34,143
    Tricon Global Restaurants Inc. .........................    490       13,843
    TRW, Inc. ..............................................    386       16,743
    Tupperware Corp. .......................................    183        4,026
    TXU Corp. ..............................................    834       24,603
    Tyco International Ltd. ................................  5,356      253,741
    U.S. Bancorp ...........................................  2,378       45,777
    U.S. West, Inc. ........................................  1,603      137,457
    Unicom Corp. ...........................................    562       21,742
    Unilever N.V ...........................................  1,814       78,002
    Union Carbide Corp. ....................................    425       21,038
    Union Pacific Corp. ....................................    789       29,341
    Union Pacific Resources Group ..........................    801       17,622
    Union Planters Corp. ...................................    448       12,516
    Unisys Corp. ...........................................    983       14,315
    United Technologies Corp. ..............................  1,488       87,606
    UnitedHealth Group Inc. ................................    514       44,076
    Unocal Corp. ...........................................    770       25,506
    UNUMProvident Corp. ....................................    762       15,288
    US Airways Group Inc. ..................................    227        8,853
    UST, Inc. ..............................................    544        7,990
    USX-Marathon Group .....................................    986       24,712
    USX-U.S. Steel Group ...................................    281        5,216
    V F Corp. ..............................................    375        8,930
    Veritas Software Corp. .................................  1,236      139,687
    Verizon Communications .................................  4,888      248,371
    Viacom, Inc. Cl B ......................................  4,836      329,755
    Visteon Corp. ..........................................    412        4,994
    Vulcan Materials Co. ...................................    318       13,575
    W.R. Grace & Co. .......................................    229        2,777
    Wachovia Corp. .........................................    643       34,883
    Walgreen Co. ...........................................  3,180      102,356
    Wal-Mart Stores, Inc. .................................. 14,095      812,224
    Washington Mutual, Inc. ................................  1,732       50,012
    Waste Management, Inc. .................................  1,967       37,373
    Watson Pharmaceuticals, Inc. ...........................    305       16,394
    Wellpoint Health Networks Inc. .........................    203       14,705
    Wells Fargo & Company ..................................  5,095      197,431
    Wendy's International, Inc. ............................    380        6,769
    Westvaco Corp. .........................................    318        7,890
    Weyerhaeuser Co. .......................................    745       32,035
    Whirlpool Corp. ........................................    237       11,050
    Willamette Industries, Inc. ............................    355        9,674
    Williams Cos., Inc. ....................................  1,380       57,529
    Winn-Dixie Stores, Inc. ................................    475        6,798
    WorldCom Inc. ..........................................  9,054      415,352
    Worthington Industries, Inc. ...........................    284        2,982
    Wrigley (Wm.) Jr. Co. ..................................    368       29,509
    Xerox Corp. ............................................  2,108       43,741
    Xilinx, Inc. ...........................................  1,009       83,306
    Yahoo!, Inc. ...........................................  1,718      212,817
    Young & Rubicam, Inc. ..................................    222       12,696
                                                                      ----------
TOTAL INDEXED ASSETS--COMMON STOCKS
(Cost: $29,104,973) 57.5% ..................................          39,695,411
                                                                      ==========

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                         June 30, 2000 (Unaudited) Face


                                      Rate    Maturity     Amount        Value
                                    --------  ---------   --------     ---------
INDEXED ASSETS (CONTINUED):
U. S. GOVERNMENT (0.1%)
  U.S. Treasury Bill (a) ...........  5.54%    07/27/00   $ 50,000    $   49,798
                                                                     -----------
COMMERCIAL PAPER (1.2%)
  SBC Communications, Inc. .........  6.83     07/03/00    815,000       814,691
                                                                     -----------
TOTAL SHORT-TERM DEBT SECURITIES
  (Cost: $864,489) 1.3% ..........................................       864,489
                                                                     -----------
TOTAL INDEXED ASSETS
  (Cost: $29,969,462) 58.8% ......................................   $40,559,900
                                                                     ===========
---------------
FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2000:


                                                       Expiration     Underlying Face   Unrealized
                                                          Date        Amount at Value      Gain
                                                       -----------    ---------------   ----------
 PURCHASED

   2 S&P 500 Stock Index Futures Contracts .......... September 2000     $734,050         $1,200
                                                                         =========        ======

Face value of futures purchased and outstanding as a percentage of total investments in securities: 1.1%.

--------------
(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

   The accompanying notes are an integral part of these financial statements.

        MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                           June 30, 2000 (Unaudited)

                                                          Shares         Value
                                                         -------       ---------
ACTIVE ASSETS:
COMMON STOCKS
BASIC MATERIALS (0.4%)
   Alcan Aluminum Ltd. .............................      1,840       $   57,040
   Millenium Chemical, Inc. ........................      4,240           72,080
   Eastman Chemical Co. ............................      1,620           77,355
   Newmont Mining Corp. ............................      2,850           61,631
                                                                      ----------
                                                                         268,106
                                                                      ----------
CONSUMER, CYCLICAL (3.1%)
   AT&T Corp - Liberty Media-`A'* ..................      4,190          101,608
   Bed Bath & Beyond, Inc.* ........................      1,300           47,125
   BJ Services Co.* ................................      1,500           93,750
   BJ's Wholesale Club, Inc.* ......................      2,950           97,350
   CNET Networks, Inc.* ............................      4,000           98,250
   Cox Radio, Inc.* ................................      3,300           92,400
   CVS Corp. .......................................      5,330          213,200
   Disney (Walt) Co. ...............................      5,450          211,528
   Harrah's Entertainment, Inc.* ...................      4,060           85,006
   Gallagher (Arthur J.) & Co. .....................      4,420          185,640
   Marriott International, Inc. ....................      2,340           84,386
   Michaels Stores, Inc.* ..........................      1,500           68,719
   New York Times Co. Cl A .........................      1,550           61,225
   Outback Steakhouse, Inc.* .......................      2,500           73,125
   Radio One, Inc. Cl D* ...........................      2,160           47,655
   Reebok International Ltd.* ......................      5,930           94,509
   Trex, Inc.* .....................................      3,700          185,000
   Viacom, Inc. Cl B* ..............................      3,070          209,336
   Young & Rubicam, Inc. ...........................      1,800          102,938
                                                                      ----------
                                                                       2,152,750
                                                                      ----------
CONSUMER, NON-CYCLICAL (0.9%)
   Alberto-Culver Co. ..............................      2,890           88,326
   Anheuser-Busch Cos., Inc. .......................      1,090           81,409
   Hershey Food Corp. ..............................      1,710           82,935
   Kroger Co.* .....................................      7,840          172,970
   Safeway, Inc.* ..................................      4,210          189,976
                                                                      ----------
                                                                         615,616
                                                                      ----------
ENERGY (3.9%)
   Anadarko Petroleum Corp. ........................        230           11,342
   Core Laboratories N.V.* .........................      4,950          143,550
   Devon Energy Corp. ..............................        230           12,923
   Enron Corp. .....................................        200           12,900
   Grey Wolf Inc.* .................................     15,650           78,250
   Kerr-McGee Corp. ................................      2,590          152,648
   Kinder Morgan, Inc. .............................      7,360          254,380
   Lyondell Petrochemical Co. ......................      4,560           76,380
   Midcoast Energy Res., Inc. ......................      3,050           48,038
   Murphy Oil Corp. ................................      3,080          183,068
   NewField Exploration Company* ...................      3,840          150,240
   Occidental Petroleum Corp. ......................      6,530          137,538
   Ocean Energy, Inc.* .............................     20,060          284,601
   Precision Drilling Corp.* .......................      4,330          167,246
   Pride International, Inc.* ......................      5,115          126,596
   Quanta Services, Inc.* ..........................      1,675           92,125
   R & B Falcon Corp.* .............................      6,180          145,616
   Rowan Cos., Inc.* ...............................      7,540          229,028
   Schlumberger, Ltd. ..............................      1,380          102,983
   Stone Energy Corp.* .............................      3,410          203,748
   Transocean Sedco Forex, Inc. ....................      1,550           82,828
                                                                      ----------
                                                                       2,696,028
                                                                      ----------
FINANCIAL (6.0%)
   Ace, Ltd. .......................................      6,060          169,680
   American Express Co. ............................      1,900           99,038
   American Int'l. Group, Inc. .....................      2,200          258,500
   Apartment Investment & Mgmt. Co. ................      2,280           98,610
   Arden Realty Group ..............................      3,250           76,375
   Bank of America Corp. ...........................      2,100           90,300
   Bank of New York Co., Inc. ......................      4,390          204,135
   Boston Properties ...............................      4,330          167,246
   Chubb Corp. .....................................      1,220           75,030
   Citigroup, Inc. .................................     11,900          716,975
   Equity Res. Pptys. Tr. Co. ......................      3,380          155,480
   FleetBoston Financial Corp. .....................      5,410          183,940
   HCC Insurance Holdings, Inc. ....................      5,020           94,753
   Hilb, Rogal & Hamilton Co. ......................      4,790          166,153
   Home Properties Inc. ............................      3,470          104,100
   Kimco Realty Corp. ..............................      3,830          157,030
   Marsh & McLennan Cos., Inc. .....................      2,040          213,053
   Mellon Financial Corp. ..........................      3,480          126,803
   Morgan Stanley Dean Witter ......................      2,900          241,425
   Mutual Risk Management Ltd. .....................      9,280          160,660
   SL Green Realty Corp. ...........................      5,960          159,430
   Spieker Properties, Inc. ........................      3,280          154,980
   St. Paul Companies, Inc. ........................      2,340           79,853
   Vornado Realty Trust ............................      2,210           76,798
   XL Capital Limited ..............................      2,890          156,421
                                                                      ----------
                                                                       4,186,768
                                                                      ----------

HEALTHCARE (4.0%)
   Alza Corp.* .....................................      2,800          165,550
   Bristol-Myers Squibb Co. ........................      1,680           97,860
   Celgene Corp.* ..................................      2,300          135,413
   Forest Laboratories, Inc.* ......................      3,000          303,000
   HCA - The Healthcare Company ....................      6,680          202,905
   IDEC Pharmaceuticals Corp.* .....................        700           82,119
   King Pharmaceuticals Inc.* ......................      5,100          223,763
   Lifepoint Hospitals Inc.* .......................      6,800          151,300
   Lilly (Eli) & Co. ...............................      1,100          109,863
   Minimed, Inc.* ..................................      2,000          236,000
   Oxford Health Plans, Inc.* ......................     16,010          381,238
   Pharmacia Corp. .................................      2,180          112,679
   Province Healthcare Co.* ........................      4,510          162,924
   Sepracor, Inc.* .................................      1,800          217,125

Triad Hospitals, Inc.* .............................      6,060          146,576
                                                                      ----------
                                                                       2,728,315
                                                                      ----------
INDUSTRIAL (4.3%)
   AES Corp.* ......................................      2,970          135,506
   Aspect Communications Inc.* .....................      2,000           78,625
   Asyst Technologies, Inc.* .......................      2,060           70,555
   BISYS Group, Inc.* ..............................      2,900          178,350
   Boeing Co. ......................................      2,090           87,388
   CommScope, Inc.* ................................      1,900           77,900
   Convergys Corp.* ................................      1,870           97,006
   CSG Systems Intl., Inc.* ........................      1,755           98,390
   Documentum, Inc.* ...............................      2,220          198,413
   Dycom Industries, Inc.* .........................      2,040           93,840
   FactSet Research Systems, Inc. ..................      3,400           96,050
   Fiserv, Inc.* ...................................      1,300           56,225
   Forward Air Corporation* ........................      6,800          272,000
   Grant Prideco, Inc.* ............................      2,230           55,750
   Hooper Holmes, Inc. .............................      8,320           66,560
   HS Resources, Inc.* .............................      4,110          123,300
   Kent Electronics Corp.* .........................      3,660          109,114
   KLA Tencor Corp.* ...............................      1,050           61,491
   Lam Research Corp.* .............................      1,800           67,500
   Lockheed Martin Corp. ...........................      2,610           64,761
   Mettler-Toledo International* ...................      1,900           76,000

   The accompanying notes are an integral part of these financial statements.

        MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                           June 30, 2000 (Unaudited)

                                                          Shares         Value
                                                         -------       ---------
ACTIVE ASSETS (CONTINUED):
TECHNOLOGY (CONTINUED)
   Olin Corp. ......................................      5,090      $    83,985
   PRI Automation, Inc.* ...........................      2,700          176,555
   SDL, Inc.* ......................................        700          199,631
   Spartech Corp. ..................................      3,180           85,860
   Varco International, Inc.* ......................      8,775          204,019
   Wellman, Inc. ...................................      5,090           82,394
                                                                     -----------
                                                                       2,997,168
                                                                     -----------
TECHNOLOGY (14.8%)
   Analog Devices, Inc.* ...........................      1,390          105,640
   ANTEC Corp.* ....................................      2,200           91,438
   Applied Materials, Inc.* ........................      7,400          670,625
   Atmel Corp.* ....................................      8,800          324,500
   ATMI, Inc.* .....................................      2,300          106,950
   Aware, Inc.* ....................................      1,100           56,238
   Business Objects S.A.-Sp ADR* ...................      2,300          202,688
   Ciena Corp.* ....................................      3,200          533,400
   Cisco Systems, Inc.* ............................     27,600        1,754,325
   Compaq Computer Corp. ...........................      1,830           46,779
   Comverse Technology Inc.* .......................      1,310          121,830
   Critical Path, Inc.* ............................      2,300          134,119
   Cytyc Corporation* ..............................      2,800          149,450
   Dallas Semiconductor Corp. ......................      2,000           81,500
   Datastream Sys. Inc. ............................        220            2,750
   Efficient Networks, Inc.* .......................      1,400          102,988
   Entrust Technologies, Inc.* .....................      2,600          215,150
   E-Speed, Inc. Cl A* .............................      1,800           78,188
   Getty Images, Inc.* .............................      2,800          103,775
   Intel Corp. .....................................      6,630          886,348
   Intuit, Inc.* ...................................        900           37,238
   ISS Group, Inc. .................................      1,200          118,481
   JDA Software Group, Inc.* .......................      5,090           97,664
   JDS Uniphase Corp.* .............................      3,600          431,550
   Kana Communications, Inc.* ......................      1,300           80,438
   Lattice Semiconductor Corp.* ....................      1,700          117,513
   Liberare Technologies* ..........................      1,200           35,175
   Linear Technology Corp. .........................      8,000          511,500
   Maxim Integrated Products, Inc.* ................      7,400          502,738
   Metasolv Software, Inc.* ........................      1,200           52,800
   Microchip Technology, Inc.* .....................      3,600          209,756
   Micromuse, Inc.* ................................        600           99,291
   Micron Technology, Inc.* ........................      1,550          136,497
   Microsoft Corp.* ................................      1,300          103,986
   Millipore Corp. .................................        850           64,069
   Networks Associates, Inc.* ......................      8,870          180,726
   Northrop Grumman Corp. ..........................        960           63,600
   Perkin Elmer, Inc. ..............................      2,520          166,635
   Phone.com, Inc.* ................................      1,300           84,663
   RealNetworks, Inc.* .............................      1,800           91,013
   Symbol Technologies, Inc. .......................      1,200           64,800
   Teletech Holdings, Inc.* ........................      4,300          133,569
   United Technologies Corp. .......................      1,550           91,256
   Varian Semiconductor Equip.* ....................      1,890          118,716
   Veritas Software Corp.* .........................        930          105,105
   Vignette Corporation* ...........................      1,600           83,225
   Vitria Technology, Inc.* ........................      3,400          207,825
   Waters Corp.* ...................................        850          106,091
   Xilinx, Inc.* ...................................      3,900          321,994
                                                                     -----------
                                                                      10,186,595
                                                                     -----------

TELECOMMUNICATIONS (1.6%)
   AT&T Corp. ......................................      2,710           85,704
   Global Crossing Ltd.* ...........................      3,080           81,043
   ITC DeltaCom, Inc.* .............................      4,600          102,638
   McLeod USA, Inc. Cl A* ..........................      4,700           97,231
   NTL Incorporated* ...............................      1,910          114,361
   Sprint Corp. (PCS Group) ........................      2,510          128,010
   TeleWest Communications -ADR* ...................      2,900          107,300
   Time Warner Telecom, Inc Cl A* ..................      2,800          180,250
   True North Communications Inc. .....................   1,506           66,264
   Western Wireless Corp. Cl A* ....................      2,500          136,250
                                                                     -----------
                                                                       1,099,051
                                                                     -----------
UTILITIES (0.5%)
   El Paso Energy Corp. ............................      2,760          140,588
   Montana Pwr. Co. ................................      4,490          158,553
   NSTAR ...........................................      1,490           60,624
                                                                     -----------
                                                                         359,765
                                                                     -----------
TOTAL ACTIVE ASSETS--COMMON STOCKS
  (Cost: $20,411,586) 39.5% ........................                  27,290,162
                                                                     -----------
------------------
 *Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

        MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                           June 30, 2000 (Unaudited)

                                                                      Face
                                                Rate     Maturity    Amount        Value
                                               -------  ---------   ----------   ---------
ACTIVE ASSETS (CONTINUED):
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (1.7%)
   Bank Austria Comml. Paper Inc. ..........   6.58%     07/14/00     $100,000   $  99,762
   BMW US Capital Corp. ....................   6.54      07/17/00      100,000      99,709
   Ford Motor Credit Puerto Rico ...........   6.60      07/03/00      184,000     183,932
   SBC Communications, Inc. ................   6.83      07/03/00      765,000     764,710
                                                                               -----------
TOTAL ACTIVE ASSETS SHORT-TERM DEBT SECURITIES
   (Cost: $1,148,113) 1.7% .................................................     1,148,113
                                                                               -----------
TOTAL ACTIVE ASSETS
   (Cost: $21,559,699) 41.2% ...............................................    28,438,275
                                                                               -----------
TOTAL INVESTMENTS
   (Cost: $51,529,161) 100.0% ..............................................   $68,998,175
                                                                               ===========

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                           June 30, 2000 (Unaudited)

                                                          Shares         Value
                                                         -------       --------
INDEXED ASSETS:
COMMON STOCKS
   3Com Corp .......................................        968       $   55,781
   Abbott Laboratories .............................      4,313          192,198
   Adaptec, Inc. ...................................        287            6,529
   ADC Telecommunications, Inc. ....................        945           79,262
   Adobe Systems, Inc. .............................        338           43,940
   Advanced Micro Devices, Inc. ....................        428           33,063
   AES Corp. .......................................      1,192           54,385
   Aetna, Inc. .....................................        394           25,290
   Aflac, Inc. .....................................        747           34,315
   Agilent Technologies, Inc. ......................      1,258           92,778
   Air Products & Chemicals, Inc. ..................        644           19,843
   Alberto-Culver Co. ..............................        156            4,768
   Albertson's, Inc. ...............................      1,189           39,534
   Alcan Aluminum Ltd. .............................        615           19,065
   ALCOA, Inc. .....................................      2,432           70,528
   Allegheny Technologies, Inc. ....................        263            4,734
   Allergan, Inc. ..................................        369           27,491
   Allied Waste Industries, Inc. ...................        530            5,300
   Allstate Corp. ..................................      2,083           46,347
   Alltel Corp. ....................................        881           54,567
   Altera Corp. ....................................        557           56,779
   Alza Corp. ......................................        287           16,969
   Amerada Hess Corp. ..............................        254           15,685
   Ameren Corp. ....................................        385           12,994
   America Online, Inc. ............................      6,425          338,919
   American Electric Power, Inc. ...................      1,143           33,867
   American Express Co. ............................      3,736          194,739
   American General Corp. ..........................        694           42,334
   American Greetings Corp. Cl A ...................        181            3,439
   American Home Products Corp. ....................      3,664          215,260
   American Int'l. Group, Inc. .....................      4,311          506,543
   American Power Conversion .......................        530           21,631
   Amgen, Inc. .....................................      2,866          201,337
   AMR Corp. .......................................        416           10,998
   Amsouth Bancorporation ..........................      1,097           17,278
   Anadarko Petroleum Corp. ........................        357           17,605
   Analog Devices, Inc. ............................        979           74,404
   Andrew Corp. ....................................        231            7,753
   Anheuser-Busch Cos., Inc. .......................      1,263           94,330
   Aon Corp. .......................................        720           22,365
   Apache Corp. ....................................        320           18,820
   Apple Computer, Inc. ............................        904           47,347
   Applied Materials, Inc. .........................      2,259          204,722
   Archer-Daniels-Midland Co. ......................      1,707           16,750
   Armstrong Holdings, Inc. ........................        113            1,730
   Ashland, Inc. ...................................        202            7,083
   Associates First Capital Corp. ..................      2,044           45,607
   AT&T Corp. ......................................     10,527          332,921
   Autodesk, Inc. ..................................        171            5,932
   Automatic Data Processing, Inc. .................      1,755           94,002
   AutoZone, Inc. ..................................        405            8,910
   Avery Dennison Corp. ............................        316           21,212
   Avon Products, Inc. .............................        680           30,260
   Baker Hughes, Inc. ..............................        923           29,536
   Ball Corp .......................................         84            2,704
   Bank of America Corp. ...........................      4,635          199,305
   Bank of New York Co., Inc. ......................      2,066           96,069
   Bank One Corp. ..................................      3,219           85,505
   Bard (C.R.), Inc. ...............................        144            6,930
   Barrick Gold Corp. ..............................      1,107           20,134
   Bausch & Lomb, Inc. .............................        161           12,457
   Baxter International, Inc. ......................        817           57,445
   BB & T Corp. ....................................        975           23,278
   Bear Stearns Cos., Inc. .........................        309           12,862
   Becton Dickinson & Co. ..........................        702           20,139
   Bed Bath & Beyond, Inc. .........................        392           14,210
   BellSouth Corp. .................................      5,283          225,188
   Bemis Co. .......................................        146            4,909
   Best Buy Co., Inc. ..............................        576           36,432
   Bestfoods .......................................        768           53,184
   Bethlehem Steel Corp. ...........................        369            1,315
   Biogen, Inc. ....................................        422           27,219
   Biomet, Inc. ....................................        316           12,146
   Black & Decker Corp. ............................        243            9,553
   Block (H. & R.), Inc. ...........................        274            8,871
   BMC Software, Inc. ..............................        680           24,809
   Boeing Co. ......................................      2,537          106,078
   Boise Cascade Corp. .............................        160            4,140
   Boston Scientific Corp. .........................      1,164           25,535
   Briggs & Stratton Corp. .........................         65            2,226
   Bristol-Myers Squibb Co. ........................      5,517          321,365
   Broadcom Corp. - Cl A ...........................        575          125,889
   Brown-Forman Corp. Cl B .........................        192           10,320
   Brunswick Corp. .................................        258            4,273
   Burlington Northern Santa Fe ....................      1,198           27,479
   Burlington Resources, Inc. ......................        611           23,371
   Cabletron Systems, Inc. .........................        506           12,777
   Campbell Soup Co. ...............................      1,200           34,950
   Capital One Financial Corp. .....................        553           24,678
   Cardinal Health, Inc. ...........................        770           56,980
   Carnival Corp. ..................................      1,731           33,755
   Caterpillar, Inc. ...............................        998           33,807
   Cendant Corp. ...................................      1,995           27,930
   Centex Corp. ....................................        166            3,901
   CenturyTel, Inc. ................................        392           11,270
   Ceridian Corp. ..................................        406            9,769
   Charles Schwab Corp. ............................      3,808          128,044
   Charter One Financial, Inc. .....................        586           13,478
   Chase Manhattan Corp. ...........................      3,471          159,883
   Chevron Corp. ...................................      1,823          154,613
   Chubb Corp. .....................................        494           30,381
   CIGNA Corp. .....................................        455           42,543
   Cincinnati Financial Corp. ......................        460           14,461
   CINergy Corp. ...................................        445           11,320
   Circuit City Group, Inc. ........................        571           18,950
   Cisco Systems, Inc. .............................     19,455        1,236,608
   Citigroup, Inc. .................................      9,438          568,640
   Citrix Systems, Inc. ............................        503            9,526
   Clear Channel Communications ....................        949           71,175
   Clorox Co. ......................................        664           29,756
   CMS Energy Corp. ................................        325            7,191
   Coastal Corp. ...................................        599           36,464
   Coca-Cola Co. ...................................      6,932          398,157
   Coca-Cola Enterprises, Inc. .....................      1,194           19,477
   Colgate-Palmolive Co. ...........................      1,613           96,578
   Columbia Energy Group ...........................        228           14,963
   Comcast Corp. Cl A ..............................      2,511          101,696
   Comerica, Inc. ..................................        439           19,700
   Compaq Computer Corp. ...........................      4,770          121,933
   Computer Associates Intl., Inc ..................      1,648           84,357
   Computer Sciences Corp. .........................        467           34,879
   Compuware Corp. .................................      1,004           10,417
   Comverse Technology Inc. ........................        430           39,990
   Conagra, Inc. ...................................      1,381           26,325
   Conexant Systems, Inc. ..........................        608           29,564
   Conoco, Inc. ....................................      1,757           43,156

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                           June 30, 2000 (Unaudited)

                                                          Shares         Value
                                                         -------       --------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
   Conseco, Inc. ...................................        918       $    8,951
   Consolidated Edison, Inc. .......................        620           18,368
   Consolidated Stores Corp. .......................        310            3,720
   Constellation Energy Group ......................        419           13,644
   Convergys Corp. .................................        440           22,825
   Cooper Industries, Inc. .........................        264            8,597
   Cooper Tire & Rubber Co. ........................        213            2,370
   Coors (Adolph) Co. Cl B .........................        103            6,232
   Corning, Inc. ...................................        771          208,074
   Costco Wholesale Corp. ..........................      1,245           41,085
   Countrywide Credit Industries ...................        318            9,639
   CP&L Energy, Inc. (Holding Co) ..................        448           14,308
   Crane Co. .......................................        185            4,498
   Crown Cork & Seal, Inc. .........................        364            5,460
   CSX Corp. .......................................        613           12,988
   Cummins Engine Co., Inc. ........................        117            3,188
   CVS Corp. .......................................      1,099           43,960
   Dana Corp. ......................................        462            9,789
   Danaher Corp. ...................................        400           19,775
   Darden Restaurants, Inc. ........................        369            5,996
   Deere & Co. .....................................        655           24,235
   Dell Computer Corp. .............................      7,190          354,557
   Delphi Automotive Systems Corp ..................      1,586           23,096
   Delta Air Lines, Inc. ...........................        343           17,343
   Deluxe Corp. ....................................        206            4,854
   Dillard's Inc. Cl A .............................        302            3,700
   Disney (Walt) Co. ...............................      5,788          224,647
   Dollar General Corp. ............................        932           18,174
   Dominion Resources, Inc. ........................        685           29,369
   Donnelley (R.R.) & Sons Co. .....................        355            8,010
   Dover Corp. .....................................        571           23,161
   Dow Chemical Co. ................................      1,890           57,054
   Dow Jones & Co., Inc. ...........................        251           18,386
   DTE Energy Co. ..................................        407           12,439
   Du Pont (E.I.) de Nemours & Co ..................      2,931          128,231
   Duke Energy Corp. ...............................      1,026           57,841
   Dun & Bradstreet Corp. ..........................        452           12,939
   Eastern Enterprises .............................         76            4,788
   Eastman Chemical Co. ............................        220           10,505
   Eastman Kodak Co. ...............................        866           51,527
   Eaton Corp. .....................................        206           13,802
   Ecolab, Inc. ....................................        364           14,219
   Edison International ............................        974           19,967
   El Paso Energy Corp. ............................        640           32,600
   Electronic Data Systems Corp. ...................      1,322           54,533
   EMC Corp. .......................................      6,069          466,934
   Emerson Electric Co. ............................      1,193           72,027
   Engelhard Corp. .................................        354            6,040
   Enron Corp. .....................................      2,047          132,032
   Entergy Corp. ...................................        643           17,482
   Equifax, Inc. ...................................        397           10,421
   Exxon Mobil Corp. ...............................      9,736          764,276
   Fannie Mae ......................................      2,817          147,012
   Federated Department Stores .....................        589           19,879
   FedEx Corp. .....................................        838           31,844
   Fifth Third Bancorp .............................        866           54,775
   First Data Corp. ................................      1,153           57,218
   First Union Corp. ...............................      2,772           68,780
   Firstar Corp. ...................................      2,751           57,943
   FirstEnergy Corp. ...............................        654           15,287
   FleetBoston Financial Corp. .....................      2,520           85,680
   Florida Progress Corp. ..........................        275           12,891
   Fluor Corp. .....................................        213            6,736
   FMC Corp. .......................................         86            4,988
   Ford Motor Co. ..................................      3,389          145,727
   Fort James Corp. ................................        607           14,037
   Fortune Brands, Inc. ............................        460           10,609
   FPL Group, Inc. .................................        503           24,899
   Franklin Resources, Inc. ........................        707           21,475
   Freddie Mac .....................................      1,951           79,016
   Freeport-McMoran Copper Cl B ....................        459            4,246
   Gannett Co., Inc. ...............................        745           44,560
   Gap, Inc. .......................................      2,402           75,063
   Gateway, Inc. ...................................        888           50,394
   General Dynamics Corp. ..........................        563           29,417
   General Electric Co. ............................     27,670        1,466,510
   General Mills, Inc. .............................        815           31,174
   General Motors Corp. ............................      1,496           86,862
   Genuine Parts Co. ...............................        499            9,980
   Georgia-Pacific Group ...........................        480           12,600
   Gillette Co. ....................................      2,920          102,018
   Global Crossing Ltd. ............................      2,472           65,045
   Golden West Financial Corp. .....................        453           18,488
   Goodrich (B.F.) Co. .............................        309           10,525
   Goodyear Tire & Rubber Co. ......................        439            8,780
   GPU, Inc. .......................................        346            9,364
   Grainger (W.W.), Inc. ...........................        262            8,073
   Great Atlantic & Pac. Tea, Inc ..................        108            1,796
   Great Lakes Chemical Corp. ......................        161            5,072
   GTE Corp. .......................................      2,693          167,639
   Guidant Corp. ...................................        862           42,669
   Halliburton Co. .................................      1,240           58,513
   Harcourt General, Inc. ..........................        200           10,875
   Harley-Davidson, Inc. ...........................        848           32,648
   Harrah's Entertainment, Inc. ....................        361            7,558
   Hartford Financial Svs Gp, Inc. .................        601           33,618
   Hasbro, Inc. ....................................        481            7,245
   HCA - The Healthcare Company ....................      1,581           48,023
   HealthSouth Corp. ...............................      1,083            7,784
   Heinz (H.J.) Co. ................................      1,005           43,969
   Hercules, Inc. ..................................        298            4,191
   Hershey Food Corp. ..............................        388           18,818
   Hewlett-Packard Co. .............................      2,797          349,275
   Hilton Hotels Corp. .............................      1,035            9,703
   Home Depot, Inc. ................................      6,461          322,646
   Homestake Mining Co. ............................        731            5,026
   Honeywell International, Inc. ...................      2,221           74,820
   Household International, Inc. ...................      1,319           54,821
   Humana, Inc. ....................................        470            2,291
   Huntington Bancshares, Inc. .....................        645           10,199
   Illinois Tool Works, Inc. .......................        843           48,051
   IMS Health, Inc. ................................        864           15,552
   Inco Ltd. .......................................        539            8,287
   Ingersoll Rand Co. ..............................        459           18,475
   Intel Corp. .....................................      9,366        1,252,117
   International Paper Co. .........................      1,352           40,307
   Interpublic Group of Cos., Inc. .................        844           36,292
   Intl. Business Machines Corp. ...................      4,958          543,211
   Intl. Flavors & Fragrances ......................        295            8,905
   ITT Industries, Inc. ............................        247            7,503
   Jefferson-Pilot Corp. ...........................        294           16,593
   Johnson & Johnson ...............................      3,890          396,294
   Johnson Controls, Inc. ..........................        239           12,264
   Kansas City Southern Inds .......................        310           27,493
   Kaufman & Broad Home Corp. ......................        134            2,655
   Kellogg Co. .....................................      1,138           33,856
   Kerr-McGee Corp. ................................        263           15,501
   KeyCorp .........................................      1,256           22,137
   Kimberly Clark Corp. ............................      1,554           89,161
   KLA Tencor Corp. ................................        505           29,574

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                           June 30, 2000 (Unaudited)

                                                          Shares         Value
                                                         -------       --------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
   Kmart Corp. .....................................      1,385       $    9,435
   Knight-Ridder, Inc. .............................        217           11,542
   Kohl's Corp. ....................................        914           50,841
   Kroger Co. ......................................      2,334           51,494
   Legget & Platt ..................................        551            9,092
   Lehman Brothers Holdings, Inc. ..................        336           31,773
   Lexmark Int'l Inc. ..............................        359           24,143
   Lilly (Eli) & Co. ...............................      3,159          315,505
   Limited, Inc. ...................................      1,206           26,080
   Lincoln National Corp. ..........................        548           19,797
   Linear Technology Corp. .........................        865           55,306
   Liz Claiborne, Inc. .............................        166            5,852
   Lockheed Martin Corp. ...........................      1,111           27,567
   Loews Corp. .....................................        276           16,560
   Longs Drug Stores Corp. .........................        110            2,393
   Louisiana-Pacific Corp. .........................        299            3,252
   Lowe's Companies, Inc. ..........................      1,072           44,019
   LSI Logic Corp. .................................        859           46,493
   Lucent Technologies .............................      9,107          539,590
   Mallinckrodt, Inc. ..............................        195            8,470
   Manor Care, Inc. ................................        289            2,023
   Marriott International, Inc. ....................        670           24,162
   Marsh & McLennan Cos., Inc. .....................        748           78,119
   Masco Corp. .....................................      1,255           22,668
   Mattel, Inc. ....................................      1,181           15,574
   Maxim Integrated Products, Inc. .................        790           53,671
   May Department Stores Co. .......................        938           22,512
   Maytag Corp. ....................................        237            8,739
   MBIA, Inc. ......................................        279           13,444
   MBNA Corp. ......................................      2,250           61,031
   McDermott International, Inc. ...................        168            1,481
   McDonald's Corp. ................................      3,737          123,087
   McGraw-Hill Cos., Inc. ..........................        550           29,700
   McKesson HBOC, Inc. .............................        790           16,541
   Mead Corp. ......................................        288            7,272
   Medimmune, Inc. .................................        584           43,216
   Medtronic, Inc. .................................      3,354          167,071
   Mellon Financial Corp. ..........................      1,374           50,065
   Merck & Co., Inc. ...............................      6,431          492,775
   Mercury Interactive Corp. .......................        210           20,318
   Meredith Corp. ..................................        145            4,894
   Merrill Lynch & Co., Inc. .......................      1,085          124,775
   MGIC Investment Corp. ...........................        297           13,514
   Micron Technology, Inc. .........................      1,552          136,673
   Microsoft Corp. .................................     14,718        1,177,402
   Millipore Corp. .................................        127            9,573
   Minnesota Mining & Mfg. Co. .....................      1,107           91,328
   Molex Inc., Cl A ................................        550           26,469
   Morgan (J.P.) & Co., Inc. .......................        454           49,997
   Morgan Stanley Dean Witter ......................      3,165          263,486
   Motorola, Inc. ..................................      6,019          174,927
   Nabisco Group Holdings ..........................        916           23,759
   National City Corp. .............................      1,730           29,518
   National Semiconductor Corp. ....................        481           27,297
   National Service Industries .....................        114            2,223
   Navistar International Corp. ....................        179            5,560
   NCR Corp. .......................................        271           10,552
   Network Appliance, Inc. .........................        852           68,586
   New Century Energies, Inc. ......................        324            9,720
   New York Times Co. Cl A .........................        480           18,960
   Newell Rubbermaid, Inc. .........................        745           19,184
   Newmont Mining Corp. ............................        470           10,164
   Nextel Communications, Inc. .....................      2,121          129,779
   Niagara Mohawk Holdings, Inc. ...................        525            7,317
   Nicor, Inc. .....................................        132            4,307
   Nike, Inc. Cl B .................................        785           31,253
   Nordstrom, Inc. .................................        388            9,361
   Norfolk Southern Corp. ..........................      1,068           15,887
   Nortel Networks Corp. Holding ...................      8,285          565,451
   Northern States Power Co. .......................        434            8,761
   Northern Trust Corp. ............................        624           40,599
   Northrop Grumman Corp. ..........................        195           12,919
   Novell, Inc. ....................................        934            8,640
   Novellus Systems, Inc. ..........................        365           20,645
   Nucor Corp. .....................................        244            8,098
   Occidental Petroleum Corp. ......................      1,031           21,715
   Office Depot, Inc. ..............................        923            5,769
   Old Kent Financial Corp. ........................        384           10,280
   Omnicom Group, Inc. .............................        498           44,353
   Oneok, Inc. .....................................         88            2,283
   Oracle Corp. ....................................      7,938          667,288
   Owens Corning ...................................        154            1,425
   Owens-Illinois, Inc. ............................        421            4,920
   Paccar, Inc. ....................................        220            8,731
   Pactiv Corp. ....................................        480            3,780
   Paine Webber Group, Inc. ........................        401           18,246
   Pall Corp. ......................................        349            6,457
   Parametric Technology Corp. .....................        756            8,316
   Parker Hannifin Corp. ...........................        314           10,755
   Paychex, Inc. ...................................      1,038           43,596
   PE Corp-PE Biosystems Group .....................        578           38,076
   Peco Energy Co. .................................        474           19,108
   Penney (J.C.) Co., Inc. .........................        730           13,459
   Peoples Energy Corp. ............................         99            3,205
   Peoplesoft, Inc. ................................        753           12,613
   PepsiCo, Inc. ...................................      4,030          179,083
   Perkin Elmer, Inc. ..............................        129            8,530
   Pfizer, Inc. ....................................     17,605          845,040
   PG & E Corp. ....................................      1,077           26,521
   Pharmacia Corp. .................................      3,550          183,491
   Phelps Dodge Corp. ..............................        227            8,452
   Phillip Morris Cos., Inc. .......................      6,395          169,867
   Phillips Petroleum Co. ..........................        711           36,039
   Pinnacle West Capital Corp. .....................        238            8,062
   Pitney Bowes, Inc. ..............................        745           29,800
   Placer Dome, Inc. ...............................        913            8,731
   PNC Financial Services Group ....................        825           38,672
   Polaroid Corp. ..................................        125            2,258
   Potlatch Corp. ..................................         81            2,683
   PPG Industries, Inc. ............................        488           21,625
   PPL Corporation .................................        403            8,841
   Praxair, Inc. ...................................        445           16,660
   Price (T. Rowe) Associates ......................        336           14,280
   Proctor & Gamble Co. ............................      3,658          209,421
   Progressive Corp. of Ohio .......................        205           15,170
   Providian Financial Corp. .......................        398           35,820
   Public Svc. Enterprise Group ....................        613           21,225
   Pulte Corp. .....................................        122            2,638
   Quaker Oats Co. .................................        376           28,247
   Qualcomm, Inc. ..................................      2,063          123,780
   Quintiles Transnational Corp. ...................        323            4,562
   Radioshack Corp. ................................        542           25,677
   Ralston Purina Co. ..............................        856           17,067
   Raytheon Co. ....................................        949           18,268
   Reebok International Ltd. .......................        158            2,518
   Regions Financial Corp. .........................        613           12,183
   Reliant Energy, Inc. ............................        830           24,537
   Rite-Aid Corp. ..................................        727            4,771

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                           June 30, 2000 (Unaudited)

                                                          Shares         Value
                                                         -------       --------
INDEXED ASSETS (CONTUNUED):
COMMON STOCKS (CONTUNUED)
   Rockwell Intl., Corp. ...........................        534       $   16,821
   Rohm Haas Co. ...................................        614           21,183
   Rowan Cos., Inc. ................................        259            7,867
   Royal Dutch Petroleum Co. N.Y ...................      5,997          369,190
   Russell Corp. ...................................         93            1,860
   Ryder System, Inc. ..............................        180            3,409
   Sabre Group Holdings, Inc. ......................        363           10,346
   Safeco Corp. ....................................        365            7,254
   Safeway, Inc. ...................................      1,388           62,634
   Sanmina Corp. ...................................        415           35,483
   Sapient Corp. ...................................        160           17,110
   Sara Lee Corp. ..................................      2,432           46,968
   SBC Communications, Inc. ........................      9,514          411,481
   Schering-Plough Corp. ...........................      4,095          206,798
   Schlumberger, Ltd. ..............................      1,592          118,803
   Scientific-Atlanta, Inc. ........................        442           32,929
   Seagate Technology ..............................        635           34,925
   Seagram Co. Ltd. (The) ..........................      1,216           70,528
   Sealed Air Corp. New ............................        235           12,308
   Sears Roebuck & Co. .............................        986           32,168
   Sempra Energy ...................................        573            9,741
   Sherwin-Williams Co. ............................        465            9,852
   Siebel Systems, Inc. ............................        558           91,268
   Sigma-Aldrich Corp. .............................        238            6,962
   SLM Holding Corp. ...............................        447           16,735
   Snap-On, Inc. ...................................        164            4,367
   Solectron Corp. .................................      1,644           68,843
   Southern Co. ....................................      1,814           42,289
   Southtrust Corp .................................        470           10,634
   Southwest Airlines Co. ..........................      1,416           26,816
   Springs Industries, Inc. Cl A ...................         50            1,609
   Sprint Corp. (FON Group) ........................      2,446          124,746
   Sprint Corp. (PCS Group) ........................      2,560          152,320
   St. Jude Medical, Inc. ..........................        236           10,827
   St. Paul Companies, Inc. ........................        593           20,236
   Stanley Works ...................................        251            5,961
   Staples, Inc. ...................................      1,303           20,034
   Starbucks Corp. .................................        513           19,590
   State Street Corp. ..............................        449           47,622
   Summit Bancorp ..................................        490           12,066
   Sun Microsystems, Inc. ..........................      4,437          403,490
   Sunoco, Inc. ....................................        253            7,448
   Suntrust Banks, Inc. ............................        846           38,652
   Supervalu, Inc. .................................        392            7,473
   Synovus Financial Corp. .........................        785           13,836
   Sysco Corp. .....................................        924           38,924
   Target Corp. ....................................      1,275           73,950
   Tektronix, Inc. .................................        133            9,842
   Tellabs, Inc. ...................................      1,145           78,361
   Temple-Inland, Inc. .............................        156            6,552
   Tenet Healthcare Corp. ..........................        874           23,598
   Teradyne, Inc. ..................................        480           35,280
   Texaco, Inc. ....................................      1,552           82,644
   Texas Instruments, Inc. .........................      4,577          314,383
   Textron, Inc. ...................................        417           22,648
   Thermo Electron Corp. ...........................        444            9,352
   Thomas & Betts Corp. ............................        163            3,117
   Tiffany & Co. ...................................        200           13,500
   Time Warner, Inc. ...............................      3,680          279,680
   Timken Co. ......................................        174            3,241
   TJX Companies, Inc. .............................        870           16,313
   Torchmark Corp. .................................        369            9,110
   Tosco Corp. .....................................        403           11,410
   Toys R Us, Inc. .................................        605            8,810
   Transocean Sedco Forex, Inc. ....................        582           31,101
   Tribune Co. .....................................        863           30,188
   Tricon Global Restaurants Inc. ..................        431           12,176
   TRW, Inc. .......................................        341           14,791
   Tupperware Corp. ................................        161            3,542
   TXU Corp. .......................................        738           21,771
   Tyco International Ltd. .........................      4,739          224,510
   U.S. Bancorp ....................................      2,103           40,483
   U.S. West, Inc. .................................      1,418          121,594
   Unicom Corp. ....................................        497           19,228
   Unilever N.V ....................................      1,604           68,972
   Union Carbide Corp. .............................        376           18,612
   Union Pacific Corp. .............................        697           25,920
   Union Pacific Resources Group ...................        707           15,554
   Union Planters Corp. ............................        396           11,063
   Unisys Corp. ....................................        870           12,669
   United Technologies Corp. .......................      1,316           77,480
   UnitedHealth Group Inc. .........................        454           38,931
   Unocal Corp. ....................................        680           22,525
   UNUMProvident Corp. .............................        674           13,522
   US Airways Group Inc. ...........................        201            7,839
   UST, Inc. .......................................        480            7,050
   USX-Marathon Group ..............................        872           21,855
   USX-U.S. Steel Group ............................        248            4,604
   V F Corp. .......................................        331            7,882
   Veritas Software Corp. ..........................      1,093          123,526
   Verizon Communications ..........................      4,323          219,662
   Viacom, Inc. Cl B ...............................      4,276          291,570
   Visteon Corp. ...................................        364            4,410
   Vulcan Materials Co. ............................        280           11,953
   W.R. Grace & Co. ................................        201            2,437
   Wachovia Corp. ..................................        568           30,814
   Walgreen Co. ....................................      2,816           90,640
   Wal-Mart Stores, Inc. ...........................     12,465          718,296
   Washington Mutual, Inc. .........................      1,532           44,237
   Waste Management, Inc. ..........................      1,738           33,022
   Watson Pharmaceuticals, Inc. ....................        269           14,459
   Wellpoint Health Networks Inc. ..................        179           12,966
   Wells Fargo & Company ...........................      4,506          174,608
   Wendy's International, Inc. .....................        335            5,967
   Westvaco Corp. ..................................        282            6,997
   Weyerhaeuser Co. ................................        659           28,337
   Whirlpool Corp. .................................        208            9,698
   Willamette Industries, Inc. .....................        313            8,529
   Williams Cos., Inc. .............................      1,220           50,859
   Winn-Dixie Stores, Inc. .........................        417            5,968
   WorldCom Inc. ...................................      8,007          367,321
   Worthington Industries, Inc. ....................        251            2,636
   Wrigley (Wm.) Jr. Co. ...........................        325           26,061
   Xerox Corp. .....................................      1,864           38,678
   Xilinx, Inc. ....................................        895           73,893
   Yahoo!, Inc. ....................................      1,519          188,166
   Young & Rubicam, Inc. ...........................        195           11,152
                                                                      ----------
 TOTAL INDEXED ASSETS--COMMON STOCKS
 (Cost: $33,322,992) 96.8% .........................                  35,115,205
                                                                      ==========

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2000 (Unaudited)

                                                               Face
                                       Rate     Maturity    Amount      Value
                                      -------   ---------  --------   --------
ACTIVE PORTION:
Short-Term Debt Securities:
U. S. GOVERNMENT (0.2%)
   U.S. Treasury Bill(a) .............  5.54%   07/27/00   $ 50,000     $ 49,798
   U.S. Treasury Bill(a) .............  5.58    09/07/00     10,000        9,891
                                                                     -----------
                                                                          59,689
                                                                     -----------
COMMERCIAL PAPER (3.0%)
   General Motors Acceptance Corp. ...  6.95     07/07/0    595,000      594,311
   SBC Communications, Inc. ..........  6.83     07/03/0    500,000      499,810
                                                                     -----------
                                                                       1,094,121
                                                                     -----------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $1,153,813) 3.2% .........................................   1,153,810

TOTAL INVESTMENTS
   (Cost: $34,476,805) 100.0% ...................................... $36,269,015
                                                                     ===========

---------------
FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2000:

                                                      Expiration    Underlying Face  Unrealized
                                                         Date       Amount at Value    (Loss)
                                                    -------------  ---------------   ----------
Purchased
   3 S&P 500 Stock Index Futures Contracts .......  September 2000    $1,101,075       $(7,550)
                                                                      ==========      ========

Face value of futures purchased and outstanding as a percentage of total investments in securities: 3.0%.

-------------
(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

   The accompanying notes are an integral part of these financial statements.

             MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 2000 (Unaudited)

                                                                                         Face
                                                               Rate       Maturity      Amount         Value
                                                              -------    ----------   ----------   ------------
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (15.7%)
   U.S. Treasury Bond .......................................   7.13%     02/15/23   $1,500,000     $ 1,667,115
   U.S. Treasury Bond .......................................   6.13      11/15/27    2,000,000       1,995,620
   U.S. Treasury Note .......................................   6.63      04/30/02      500,000         501,560
                                                                                                    -----------
                                                                                                      4,164,295
                                                                                                    -----------
AGENCIES/OTHER GOVT'S. (11.5%)
   FHLMC ....................................................   6.50      10/15/06      140,379         139,588
   FHLMC ....................................................   7.63      09/09/09      500,000         492,970
   FNMA .....................................................   7.00      11/25/05      299,033         298,005
   FNMA .....................................................   8.00      07/15/06      161,371         163,085
   FNMA .....................................................   7.00      10/25/07    1,000,000         991,560
   Republic of Iceland ......................................   6.13      02/01/04    1,000,000         969,880
                                                                                                    -----------
                                                                                                      3,055,088
                                                                                                    -----------
BASIC MATERIALS (8.8%)
   Cytec Industries, Inc. ...................................   6.85      05/11/05      500,000         455,280
   Georgia-Pacific Group ....................................   8.63      04/30/25      250,000         233,810
   Millennium America Inc. ..................................   7.63      11/15/26    1,000,000         724,060
   Praxair, Inc. ............................................   6.90      11/01/06      500,000         468,585
   Solutia, Inc. ............................................   6.72      10/15/37      500,000         471,795
                                                                                                    -----------
                                                                                                      2,353,530
                                                                                                    -----------
CONSUMER, CYCLICAL (14.9%)
   Fruit of the Loom, Inc. ..................................   7.00      03/15/11      250,000          85,000
   Fruit of the Loom, Inc. ..................................   7.38      11/15/23      250,000         126,250
   Hasbro, Inc. .............................................   8.50      03/15/06      500,000         494,140
   Kellwood, Co. ............................................   7.88      07/15/09    1,000,000         874,200
   Oakwood Homes Corp. ......................................   8.13      03/01/09    1,000,000         943,327
   Polaroid Corp. ...........................................   7.25      01/15/07      250,000         217,413
   Pulte Corp. ..............................................   7.63      10/15/17      500,000         397,920
   Tommy Hilfiger USA, Inc. .................................   6.50      06/01/03      500,000         380,000
   Venator Group, Inc. ......................................   7.00      10/15/02      500,000         450,000
                                                                                                    -----------
                                                                                                      3,968,250
                                                                                                    -----------
CONSUMER, NON-CYCLICAL (3.9%)
   Supervalu, Inc. ..........................................   8.88      11/15/22    1,000,000       1,035,830
                                                                                                    -----------
ENERGY (5.5%)
   Arco Chemical Co. ........................................  10.25      11/01/10      500,000         491,450
   Columbia Energy Group ....................................   6.61      11/28/02    1,000,000         971,960
                                                                                                    -----------
                                                                                                      1,463,410
                                                                                                    -----------
FINANCIAL (18.1%)
   Bear Stearns Cos., Inc. ..................................   6.63      10/01/04    1,000,000         954,740
   Chase Manhattan Corp. ....................................   6.88      12/12/12    1,000,000         925,590
   Executive Risk, Inc. .....................................   7.13      12/15/07      500,000         493,030
   First American Corp. .....................................   7.55      04/01/28      500,000         438,400
   Fremont General Corp. ....................................   7.70      03/17/04      500,000         200,000
   Harleysville Group Inc. ..................................   6.75      11/15/03      250,000         242,293
   Lehman Brothers Holdings, Inc. ...........................   0.00      07/28/28    1,000,000         103,440
   Morgan (J.P.) & Co., Inc. ................................   0.00      04/15/27    2,500,000         285,525

   The accompanying notes are an integral part of these financial statements.

             MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2000 (Unaudited)

                                                                                         Face
                                                               Rate       Maturity      Amount         Value
                                                              -------    ----------   ----------   ------------
LONG-TERM DEBT SECURITIES (CONTINUED):
FINANCIAL (CONTINUED)
   Nationwide Health Properties .............................  7.90%     11/20/06    $ 500,000       $ 460,405
   Rank Group Financial .....................................  6.75      11/30/04      500,000         462,195
   Triad Guaranty ...........................................  7.90      01/15/28      250,000         243,165
                                                                                                   -----------
                                                                                                     4,808,783
                                                                                                   -----------
HEALTHCARE (3.6%)
   Bausch & Lomb, Inc. ......................................  6.38      08/01/03      500,000         482,065
   Bausch & Lomb, Inc. ......................................  6.75      12/15/04      500,000         475,930
                                                                                                   -----------
                                                                                                       957,995
                                                                                                   -----------
INDUSTRIAL  (12.5%)
   Clark Equipment Co. ......................................  8.35      05/15/23      500,000         499,975
   Geon Co. .................................................  7.50      12/15/15      250,000         236,762
   Owens Corning ............................................  7.00      03/15/09    1,000,000         691,640
   Thermo Electron Corp. ....................................  4.25      01/01/03    1,000,000         922,500
   Williams Cos., Inc. ......................................  6.50      11/15/02    1,000,000         975,570
                                                                                                   -----------
                                                                                                     3,326,447
                                                                                                   -----------
UTILITIES (1.7%)
   UtiliCorp United, Inc. ...................................  8.00      03/01/23      500,000         466,220
                                                                                                   -----------

TOTAL LONG-TERM DEBT SECURITIES (Cost: $27,529,744) 96.2% ....................................      25,599,848
                                                                                                   -----------
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (3.8%)
   General Motors Acceptance Corp. ..........................  6.95      07/07/00      450,000         449,479
   IBM Credit Corp. .........................................  6.70      07/03/00      558,000         557,792
                                                                                                   -----------
                                                                                                     1,007,271
                                                                                                   -----------
TOTAL SHORT-TERM DEBT SECURITIES (COST: $1,007,271) 3.8% .....................................       1,007,271
                                                                                                   -----------

TOTAL INVESTMENTS 100.0% (Cost: $28,537,015) .................................................     $26,607,119
                                                                                                   ===========

-----------------
 Abbreviations: FHLMC = Federal Home Loan Mortgage Corporation
                FNMA = Federal National Mortgage Association

   The accompanying notes are an integral part of these financial statements.

        MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MONEY MARKET FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                           June 30, 2000 (Unaudited)

                                                                   Discount                   Face
                                                         Rating*     Rate      Maturity      Amount       Value
                                                        --------   --------    ---------   -----------------------
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER 100%
   Alabama Power Co. ................................     A1/P1      6.54%      07/14/00  $1,000,000   $   997,631
   American Express Credit Corp. ....................     A1/P1      6.56       07/24/00     470,000       468,016
   American Express Credit Corp. ....................     A1/P1      6.56       07/25/00     405,000       403,217
   Associates Corp. North America ...................    A1+/P1      6.52       08/07/00   1,500,000     1,489,904
   AT&T Corp. .......................................    A1+/P1      6.61       08/01/00   1,500,000     1,491,413
   Becton Dickinson & Co. ...........................     A1/P1      6.54       07/13/00   1,150,000     1,147,473
   Bell Atlantic Network Funding Corp. ..............    A1+/P1      6.50       07/28/00     790,000       786,133
   Bell South Telecommunications Corp. ..............    A1+/P1      6.30       07/05/00     506,000       505,642
   Bell South Capital Funding Corp. .................    A1+/P1      6.52       08/15/00     750,000       743,875
   Bemis, Inc. ......................................     A1/P1      6.53       08/11/00   1,570,000     1,558,290
   Coca Cola ........................................    A1+/P1      6.58       08/01/00     168,000       167,043
   Coca Cola ........................................    A1+/P1      6.58       08/07/00     740,000       734,961
   DaimlerChrysler NA Holdings Corp. ................     A1/P1      6.53       08/14/00   1,000,000       991,993
   Donnelley (RR) & Sons Co. ........................     A1/P1      6.40       07/05/00   1,500,000     1,498,922
   Du Pont (E.I.) de Nemours ........................    A1+/P1      6.58       08/02/00     900,000       894,707
   Du Pont (E.I.) de Nemours ........................    A1+/P1      6.56       07/21/00     697,000       694,445
   Ford Motor Credit Co., Inc. Puerto Rico ..........     A1/P1      6.44       07/06/00   1,580,000     1,578,572
   Gannett, Inc. ....................................    A1+/P1      6.50       07/10/00   1,250,000     1,247,952
   General Electric Capital Corp. ...................    A1+/P1      6.54       08/08/00     590,000       585,909
   Grainger (W.W.), Inc. ............................    A1+/P1      6.53       07/17/00   1,460,000     1,455,726
   Great Lakes Chemical Corp. .......................     A1/P1      6.55       08/07/00   1,500,000     1,489,869
   Heinz (H.J.) Co. .................................     A1/P1      6.53       07/13/00   1,425,000     1,421,876
   Kansas City Power & Light Co. ....................     A1/P1      6.55       08/22/00     891,000       882,547
   Kimberly-Clark Corp. .............................    A1+/P1      6.52       07/25/00     964,000       959,788
   Kimberly-Clark Corp. .............................    A1+/P1      6.54       08/04/00     375,000       372,674
   Motorola, Inc. ...................................    A1+/P1      6.54       08/18/00   1,417,000     1,404,617
   New York Times Co. ...............................     A1/P1      6.53       08/03/00   1,025,000     1,018,837
   New York Times Co. ...............................     A1/P1      6.52       08/04/00     800,000       795,053
   Northern States Power Co. ........................    A1+/P1      6.53       07/05/00   1,515,000     1,513,891
   Potomac Electric Power Co. .......................     A1/P1      6.53       07/28/00     740,000       736,369
   Potomac Electric Power Co. .......................     A1/P1      6.60       08/07/00     980,000       973,349
   7-Eleven Inc. ....................................    A1+/P1      6.50       07/03/00     650,000       649,763
   SBC Communications, Inc. .........................    A1+/P1      6.30       07/06/00   1,505,000     1,503,668
   Sherwin-Williams Co. .............................     A1/P1      6.55       08/02/00     798,000       793,345
   Snap-On, Tools Corp. .............................    A1+/P1      6.58       07/11/00   1,500,000     1,497,238
   Unilever Capital Corp. ...........................    A1+/P1      6.45       07/11/00   1,500,000     1,497,287
   Wal-Mart Stores, Inc. ............................    A1+/P1      6.51       07/25/00   1,000,000       995,631
   Washington Post Co. ..............................    A1+/P1      6.53       08/01/00   1,500,000     1,491,525
   Wisconson Energy Corp. ...........................    A1+/P1      6.53       07/19/00   1,230,000     1,225,971
                                                                                                       -----------

Total Short-Term Debt Securities (Cost: $40,665,122) 100% ..........................................   $40,665,122
                                                                                                       ===========

------------
* The ratings are provided by Standard & Poor's Corporation/Moody's Investor Services, Inc.

   The accompanying notes are an integral part of these financial statements.

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                       STATEMENT OF ASSETS AND LIABILITIES
                            June 30, 2000 (Unaudited)

                                                         All America     Equity Index          Bond         Money Market
                                                            Fund             Fund              Fund             Fund
                                                        ------------     -------------     -----------     ---------------
ASSETS:
Investments at market value (Notes 1 and 3)
   (Cost:
   All America Fund -- $51,529,161
   Equity Index Fund -- $34,476,805
   Bond Fund -- $28,537,015
   Money Market Fund-- $40,665,122) ...................  $68,998,175      $36,269,015       $26,607,119       $40,665,122
Cash ..................................................      261,169            7,325             5,463            56,770
Interest and dividends receivable .....................       49,116           27,746           432,016                --
Receivable for securities sold ........................      676,744           66,773                --                --
Shareholder subscriptions receivable ..................           --               --                --            49,838
                                                         -----------      -----------       -----------       -----------
TOTAL ASSETS ..........................................   69,985,204       36,370,859        27,044,598        40,771,730
                                                         -----------      -----------       -----------       -----------
LIABILITIES:
Payable for securities purchased ......................    1,305,239          142,121                --                --
Dividend payable to shareholders ......................        2,790            1,105             7,237             7,707
Shareholder redemptions payable .......................           --               --                --            25,000
Accrued expenses ......................................          747              100                93               201
                                                         -----------      -----------       -----------       -----------
TOTAL LIABILITIES .....................................    1,308,776          143,326             7,330            32,908
                                                         -----------      -----------       -----------       -----------
NET ASSETS ............................................  $68,676,428      $36,227,533       $27,037,268       $40,738,822
                                                         ===========      ===========       ===========       ===========
SHARES OUTSTANDING (Note 4) ...........................    3,993,684        3,387,228         2,889,980         3,900,931
                                                         ===========      ===========       ===========       ===========
NET ASSET VALUE PER SHARE .............................       $17.20           $10.70             $9.36            $10.44
                                                              ======           ======             =====            ======

   The accompanying notes are an integral part of these financial statements.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                            STATEMENT OF OPERATIONS
               For the Six Months Ended June 30, 2000 (Unaudited)

                                                      All America     Equity Index        Bond       Money Market
                                                          Fund             Fund           Fund           Fund
                                                      ------------    -------------    -----------   -------------
INVESTMENT INCOME (Note 1):
   Dividends ......................................   $    348,603    $    177,970    $         --    $         --
   Interest .......................................        195,700          36,430       1,072,286       1,049,450
                                                      ------------    ------------    ------------    ------------
 Total Investment Income ..........................        544,303         214,400       1,072,286       1,049,450
                                                      ------------    ------------    ------------    ------------
Expenses (Note 2):
   Investment management fees .....................        198,567          20,544          60,338          34,362
   Directors' (independent) fees and expenses .....         16,709          16,708          16,708          16,709
   Custodian expenses .............................         38,686          22,108           2,024           2,356
   Accounting expenses ............................         15,000          11,000          15,000          15,000
   Transfer agent fees ............................         17,044          12,680          15,967          18,411
   Registration fees and expenses .................         17,545          14,758          14,312          10,978
   Audit ..........................................          6,075           2,700           2,025           2,700
   Printing .......................................          6,515           2,875           2,425           2,625
   Other ..........................................          3,505           1,135           1,250           1,305
                                                      ------------    ------------    ------------    ------------
Total Expenses before reimbursement ...............        319,646         104,508         130,049         104,446
Expense reimbursement .............................           (448)        (51,093)        (36,190)        (35,721)
                                                      ------------    ------------    ------------    ------------
Net Expenses ......................................        319,198          53,415          93,859          68,725
                                                      ------------    ------------    ------------    ------------
NET INVESTMENT INCOME .............................        225,105         160,985         978,427         980,725
                                                      ------------    ------------    ------------    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 1):
Net realized gain (loss) from security transactions     15,141,754         324,699          (5,428)           (234

Net unrealized appreciation (depreciation)
   of investments .................................    (12,068,028)       (230,234)       (351,288)             50
                                                      ------------    ------------    ------------    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS .................................      3,073,726          94,465        (356,716)           (184)
                                                      ------------    ------------    ------------    ------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ................................   $  3,298,831    $    255,450    $    621,711    $    980,541
                                                      ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                               All America Fund                  Equity Index Fund
                                                       -------------------------------   -------------------------------
                                                         For the Six     For the Year       For the Six     For the Year
                                                        Months Ended         Ended         Months Ended         Ended
                                                       June 30, 2000     December 31,     June 30, 2000     December 31,
                                                         (Unaudited)         1999           (Unaudited)        1999(a)
                                                       -------------     -------------    --------------    ------------
FROM OPERATIONS:
   Net investment income .............................  $    225,105     $    321,561       $   160,985       $   210,780
   Net realized gain (loss) on investments ...........    15,141,754        9,735,794           324,699           194,402
   Net unrealized appreciation (depreciation)
     of investments ..................................   (12,068,028)       4,620,245          (230,234)        2,022,444
                                                        ------------     ------------       -----------       -----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ..........................     3,298,831       14,677,600           255,450         2,427,626
                                                        ------------     ------------       -----------       -----------
Dividend Distributions (Note 6):
   From net investment income ........................      (212,540)        (313,199)         (152,637)         (206,332)
   From capital gains ................................            --       (9,376,382)               --           (54,088)
                                                        ------------     ------------       -----------       -----------
Total Distributions ..................................      (212,540)      (9,689,581)         (152,637)         (260,420)
                                                        ------------     ------------       -----------       -----------
CAPITAL SHARE TRANSACTIONS (Note 4):
   Net Proceeds from sale of shares ..................    19,420,718        5,281,443         7,113,109        27,076,821
   Dividend reinvestments ............................       209,750        9,579,059           151,532           259,510
   Cost of shares redeemed ...........................   (26,406,332)     (18,282,044)         (618,458)          (25,000)
                                                        ------------     ------------       -----------       -----------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL SHARE TRANSACTIONS ....................    (6,775,864)      (3,421,542)        6,646,183        27,311,331
                                                        ------------     ------------       -----------       -----------
NET INCREASE (DECREASE) IN NET ASSETS ................    (3,689,573)       1,566,477         6,748,996        29,478,537
NET ASSETS, BEGINNING OF PERIOD/YEAR .................    72,366,001       70,799,524        29,478,537                --
                                                        ------------     ------------       -----------       -----------
NET ASSETS, END OF PERIOD/YEAR .......................  $ 68,676,428     $ 72,366,001       $36,227,533       $29,478,537
                                                        ============     ============       ===========       ===========
COMPONENTS OF NET ASSETS:
   Paid-in capital ...................................  $ 34,898,869     $ 41,674,733       $33,957,514       $27,311,331
   Accumulated undistributed net investment
     income ..........................................        14,275            1,710            12,796             4,448
   Accumulated undistributed net realized
     gain(loss) on investments .......................    16,294,270        1,152,516           465,013           140,314
   Unrealized appreciation (depreciation)
     of investments ..................................    17,469,014       29,537,042         1,792,210         2,022,444
                                                        ------------     ------------       -----------       -----------
NET ASSETS, END OF PERIOD/YEAR .......................  $ 68,676,428     $ 72,366,001       $36,227,533       $29,478,537
                                                        ============     ============       ===========       ===========

--------------------
(a) Commenced operations May 3, 1999.


   The accompanying notes are an integral part of these financial statements.

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                   Bond Fund                     Money Market Fund
                                                        -------------------------------   -------------------------------
                                                         For the Six     For the Year       For the Six     For the Year
                                                        Months Ended         Ended         Months Ended         Ended
                                                        June 30, 2000    December 31,      June 30, 2000    December 31,
                                                         (Unaudited)         1999           (Unaudited)         1999
                                                       --------------   -------------      -------------    -------------
FROM OPERATIONS:
   Net investment income .............................    $  978,427      $ 1,681,213      $    980,725       $   805,566
   Net realized gain (loss) on investments ...........        (5,428)         (77,457)             (234)              (43)
   Net unrealized appreciation (depreciation)
     of investments ..................................      (351,288)      (2,560,834)               50               (50)
                                                         -----------      -----------      ------------       -----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ..........................       621,711         (957,078)          980,541           805,473
                                                         -----------      -----------      ------------       -----------
Dividend Distributions (Note 6):
   From net investment income ........................      (884,808)      (1,688,057)         (931,772)         (800,206)
   From capital gains ................................            --          (16,659)               --                --
                                                         -----------      -----------      ------------       -----------
Total Distributions ..................................      (884,808)      (1,704,716)         (931,772)         (800,206)
                                                         -----------      -----------      ------------       -----------
CAPITAL SHARE TRANSACTIONS (Note 4):
   Net Proceeds from sale of shares ..................       480,958        5,911,602        19,618,275        29,396,830
   Dividend reinvestments ............................       877,571        1,690,023           927,442           785,550
   Cost of shares redeemed ...........................    (2,779,448)      (1,453,099)      (10,027,390)       (6,528,017)
                                                         -----------      -----------      ------------       -----------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL SHARE TRANSACTIONS ....................    (1,420,919)       6,148,526        10,518,327        23,654,363
                                                         -----------      -----------      ------------       -----------
NET INCREASE (DECREASE) IN NET ASSETS ................    (1,684,016)       3,486,732        10,567,096        23,659,630
NET ASSETS, BEGINNING OF PERIOD/YEAR .................    28,721,284       25,234,552        30,171,726         6,512,096
                                                         -----------      -----------      ------------       -----------
NET ASSETS, END OF PERIOD/YEAR .......................   $27,037,268      $28,721,284      $ 40,738,822       $30,171,726
                                                         ===========      ===========      ============       ===========
COMPONENTS OF NET ASSETS:
   Paid-in capital ...................................   $29,178,630      $30,599,549      $ 40,684,393       $30,166,066
   Accumulated undistributed net investment
     income ..........................................        80,244          (13,375)           54,894             5,941
   Accumulated undistributed net realized
     gain(loss) on investments .......................      (291,710)        (286,283)             (465)             (231)
   Unrealized appreciation (depreciation) of
     investments .....................................    (1,929,896)      (1,578,607)               --               (50)
                                                         -----------      -----------      ------------       -----------
 NET ASSETS, END OF PERIOD/YEAR ......................   $27,037,268      $28,721,284      $ 40,738,822       $30,171,726
                                                         ===========      ===========      ============       ===========

   The accompanying notes are an integral part of these financial statements.

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

                              FINANCIAL HIGHLIGHTS

                                                              All America Fund                          Equity Index Fund
                                               -----------------------------------------------        -----------------------
                                                Six Months                                            Six Months
                                                  Ended                                                 Ended         Year
                                                 June 30,         Years Ended December 31,             June 30,      Ended
SELECTED PER SHARE AND                            2000      ---------------------------------           2000      December 31,
SUPPLEMENTARY DATA:                            (Unaudited)   1999     1998     1997    1996(e)       (Unaudited)     1999(d)
-------------------                            -----------   ----     ----     ----    -------       -----------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD/YEAR .....   $16.47    $15.08   $12.65   $10.98   $10.00          $10.80        $10.00
                                                  ------    ------   ------   ------   ------          ------        ------
Income from investment operations:
Net investment income .........................     0.05      0.09     0.07     0.08     0.06            0.05          0.08
Net gains or losses on securities -- realized
   and unrealized .............................     0.73      3.81     2.57     2.77     0.98           (0.10)         0.82
                                                  ------    ------   ------   ------   ------          ------        ------
TOTAL FROM INVESTMENT OPERATIONS ..............     0.78      3.90     2.64     2.85     1.04           (0.05)         0.90
                                                  ------    ------   ------   ------   ------          ------        ------
Less dividend distributions:
From net investment income ....................    (0.05)    (0.08)   (0.08)   (0.08)   (0.06)          (0.05)        (0.08)
From capital gains ............................       --     (2.43)   (0.13)   (1.10)      --              --         (0.02)
                                                  ------    ------   ------   ------   ------          ------        ------
TOTAL DISTRIBUTIONS ...........................    (0.05)    (2.51)   (0.21)   (1.18)   (0.06)          (0.05)        (0.10)
                                                  ------    ------   ------   ------   ------          ------        ------
NET ASSET VALUE, END OF PERIOD/YEAR ...........   $17.20    $16.47   $15.08   $12.65   $10.98          $10.70        $10.80
                                                  ======    ======   ======   ======   ======          ======        ======
Total return (%) (b) ..........................      4.7      26.0     21.0     26.0     10.4            (0.5)          9.0
Net assets, end of year ($ millions) ..........     68.7      72.4     70.8     56.7     55.5            36.2          29.5
Ratio of net investment income to average net
   assets (%) .................................     0.57(a)   0.51     0.55    0.59      0.95(a)         0.98(a)       1.22(a)
Ratio of expenses to average net assets (%). ..     0.81(a)   0.85     0.84     0.84     0.87(a)         0.64(a)       0.63(a)
Ratio of expenses to average net assets after
  expense reimbursement (%) .....................   0.81(a)   0.84     0.82     0.81     0.85(a)         0.33(a)       0.32(a)
Portfolio turnover rate (%) (c) ...............    46.10     34.89    41.25    35.96     9.33            1.53          5.67


                                                                  Bond Fund
                                                ---------------------------------------------
                                                Six Months
                                                   Ended
                                                  June 30,        Years Ended December 31,
SELECTED PER SHARE AND                             2000      ---------------------------------
SUPPLEMENTARY DATA:                             (Unaudited)  1999     1998     1997    1996(e)
-------------------                             -----------  ----     ----     ----    -------
NET ASSET VALUE, BEGINNING OF PERIOD/YEAR .....   $ 9.45    $10.41  $10.41   $10.13    $10.01
                                                  ------    ------  ------   ------    ------
Income from investment operations:
Net investment income .........................     0.36      0.60    0.61     0.59      0.38
Net gains or losses on securities -- realized
    and unrealized ............................    (0.13)    (0.87)   0.24     0.29      0.12
                                                  ------    ------  ------   ------    ------
TOTAL FROM INVESTMENT OPERATIONS ..............     0.23     (0.27)   0.85     0.88      0.50
                                                  ------    ------  ------   ------    ------
Less dividend distributions:
From net investment income ....................    (0.32)    (0.60)  (0.62)   (0.59)    (0.38)
From capital gains ............................       --     (0.09)  (0.23)   (0.01)       --
                                                  ------    ------  ------   ------    ------
TOTAL DISTRIBUTIONS ...........................    (0.32)    (0.69)  (0.85)   (0.60)    (0.38)
                                                  ------    ------  ------   ------    ------
NET ASSET VALUE, END OF PERIOD/YEAR ...........   $ 9.36    $ 9.45  $10.41   $10.41    $10.13
                                                  ======    ======  ======   ======    ======
Total return (%) (b) ..........................      2.4      (3.5)    8.3      8.9       5.0
Net assets, end of year ($ millions) ..........     27.0      28.7    25.2     22.1      21.0
Ratio of net investment income to average net
   assets (%) .................................     7.32(a)   6.23    5.84     5.69      5.63(a)
Ratio of expenses to average net assets (%). ..     0.97(a)   0.93    0.97     1.00      0.90(a)
Ratio of expenses to average net assets after
  expense reimbursement (%) .....................   0.70(a)   0.70    0.70     0.70      0.70(a)
Portfolio turnover rate (%) (c) ...............    18.29     10.07   33.32    56.18     17.85

----------
(a)   Annualized.
(b) Total return would have been lower had certain expenses not been reduced through expense reimbursement (Note 2)
(c)   Portfolio turnover rate excludes all short-term securities.
(d)   Commenced operations May 3, 1999.
(e)   Commenced  operations May 1, 1996.

   The accompanying notes are an integral part of these financial statements.

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.


                                                              Money Market Fund
                                                ----------------------------------------------
                                                Six Months
                                                   Ended
                                                  June 30,         Years Ended December 31,
SELECTED PER SHARE AND                             2000         ------------------------------
SUPPLEMENTARY DATA:                             (Unaudited)     1999        1998       1997(d)
-------------------                             -----------     ----        ----       -------
NET ASSET VALUE, BEGINNING OF PERIOD/YEAR .....   $10.39       $10.23      $10.15      $10.00
                                                  ------       ------      ------      ------
Income from investment operations:
Net investment income .........................     0.29         0.50        0.52        0.35
Net gains or losses on securities -- realized
   and unrealized .............................       --           --          --          --
                                                  ------       ------      ------      ------
TOTAL FROM INVESTMENT OPERATIONS ..............     0.29         0.50        0.52        0.35
                                                  ------       ------      ------      ------
Less dividend distributions:
From net investment income ....................    (0.24)       (0.34)      (0.44)      (0.20)
From capital gains ............................       --           --          --          --
                                                  ------       ------      ------      ------
TOTAL DISTRIBUTIONS ...........................    (0.24)       (0.34)      (0.44)      (0.20)
                                                  ------       ------      ------      ------
NET ASSET VALUE, END OF PERIOD/YEAR ...........   $10.44       $10.39      $10.23      $10.15
                                                  ======       ======      ======      ======
Total return (%) (b) ..........................      2.9          4.9         5.3         3.5
Net assets, end of year ($ millions) ..........     40.7         30.2         6.5        7.52
Ratio of net investment income to average net
   assets (%) .................................     5.72(a)      4.86        5.14        5.17(a)
Ratio of expenses to average net assets (%). ..     0.61(a)      1.02        3.21        2.47(a)
Ratio of expenses to average net assets after
  expense reimbursement (%) .....................   0.40(a)      0.40        0.40        0.40 (a)
Portfolio turnover rate (%) (c) ...............      N/A          N/A         N/A         N/A

----------
(a)   Annualized.
(b) Total return would have been lower had certain expenses not been reduced through expense reimbursement (Note 2)
(c)   Portfolio turnover rate excludes all short-term securities.
(d)   Commenced operations May 1, 1997.
N/A = Not Applicable.

   The accompanying notes are an integral part of these financial statements.

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                  NOTES TO FINANCIAL STATEMENTS -- (Unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

     Mutual of America Institutional Funds, Inc. (the "Investment Company") was incorporated on October 27, 1994 under the laws of Maryland and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company (a mutual fund) currently issuing four series of common stock representing shares of the All America Fund, Equity Index Fund, Bond Fund, and Money Market Fund. Each fund has its own investment objective and policies. Shares of the funds of the Investment Company are offered on a no-load basis through its distributor, Mutual of America Securities Corporation, a registered broker-dealer and affiliate of the Investment Company's investment management adviser, Mutual of America Capital Management Corporation (the "Adviser").

     The Investment Company is designed primarily as an investment vehicle for endowments, foundations, corporations, municipalities and other public entities and other institutional investors.

     The All America Fund and Bond Fund commenced operations on May 1, 1996. The Money Market Fund commenced operations on May 1, 1997, and, the Equity Index Fund commenced operations onMay 3, 1999.

     The following is a summary of the significant accounting policies of the Investment Company:

     Security Valuation--Investment securities are valued as follows:

     Equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For any equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

     Short-term securities with a maturity of 60 days or less are valued at amortized cost, which approximates market value for such securities. Short-term debt securities maturing in excess of 60 days are stated at market value.

     Debt securities are valued at a composite fair market value "evaluated bid," which may be the last sale price. Securities for which market quotations are not readily available will be valued at fair value as determined in good faith by the Adviser under the direction of the Board of Directors of the Investment Company.

     Security Transactions--Security transactions are recorded on the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of common stock is based on the identified cost basis of the security determined on a first-in, first-out ("FIFO") basis.

     The All America Fund and the Equity Index Fund each maintain an indexed assets portfolio. In order to remain more fully invested in the equity markets while minimizing its transaction costs, the funds may purchase stock index futures contracts. Initial cash margin deposits (represented by cash or Treasury bills) are made upon entering into futures contracts. (This initial margin, maintained in a segregated account, is equal to approximately 5% of the contract amount, and does not involve the borrowing of funds to finance the transaction). During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each trading day. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made. When the contract is closed, a realized gain or loss from futures transactions is recorded, equal to the net variation margin received or paid over the period of the contract.

     Investment Income--Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation succeed, such amounts are recorded as income upon collection.

     Federal Income Taxes--The Investment Company intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
            NOTES TO FINANCIAL STATEMENTS -- (Unaudited) (Continued)

2.  EXPENSES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Investment Company has entered into an Investment Advisory agreement with the Adviser. For providing investment management services to the Investment Company, each fund accrues a fee, calculated as a daily charge, at annual rates of .50%, .125%, .45%, and .20% of the value of the net assets for the All
America, Equity Index, Bond, and Money Market funds, respectively. Under Sub-Advisory Agreements for the All America Fund, the Adviser has delegated investment advisory responsibilities to subadvisers responsible for providing management services for a portion of the fund's assets. The Adviser (not the
fund)  is  responsible  for   compensation   payable  under  such   Sub-Advisory
Agreements.

     Each of the funds of the Investment Company is charged for those expenses which can be directly attributed to a fund's operation. Expenses which cannot be so attributed are generally allocated among the funds based on relative net assets.

     The Adviser contractually limits the expenses of each fund, other than brokers' commissions, transfer taxes and fees relating to portfolio transactions, investment management expenses and extraordinary expenses, to an annual rate of .35%, .20%, .25%, and .20%, of the value of the net assets of the All America, Equity Index, Bond, and Money Market funds, respectively. Accrual of these other operating expenses is charged daily against each fund's net assets. Settlement of fees accrued (both investment management and other operating expenses) is paid by each fund to the Adviser on or about month-end.

     The annual rates of operating expenses charged daily to each fund are subject to periodic adjustments so as to maintain as close a relationship as possible between the established rate (charged daily) and the fund's actual expenses, but not to exceed the respective rates under the Adviser's contractual expense limitation agreement.

     The Adviser's contractual agreement to limit each fund's total expenses (excluding brokerage commissions, transfer taxes/fees and extraordinary expenses) to annual rates of .85%, .325%, .70%, and .40% of the net assets of the All America, Equity Index, Bond and Money Market funds, respectively, is in effect through 2000 and continues in effect thereafter unless cancelled by the Fund or the Adviser in accordance with the agreement.

     The  Investment  Company has an Investment  Accounting  Agreement  with the
Adviser, pursuant to which the Adviser has agreed to serve as investment accounting and recordkeeping agent for the funds and to calculate the net asset values of the funds. The compensation paid by the funds for these services is subject to the expense reimbursement agreement of the Adviser described above.

     A subadviser placed a portion of its portfolio transactions with its affiliated broker-dealer; such commissions amounted to $4,278 or 5.5% of the Fund's total commissions and represented 4.0% of the aggregate amount of commissionable transactions.

3.  PURCHASES AND SALES

     The cost of investment purchases and proceeds from sales of investments, excluding short-term investments and U.S. Government securities, for the six months ended June 30, 2000 was as follows:

                                                          All America   Equity Index     Bond
                                                             Fund           Fund         Fund
                                                          -----------    -----------  ----------
Cost of investment purchases ..........................   $44,256,340   $ 8,550,173   $1,419,511
                                                          ===========   ===========   ==========
Proceeds from sales of investments ....................   $34,198,819   $   477,339   $       --
                                                          ===========   ===========   ==========
Thecost of  investment  purchases  and  proceeds
  from sales of U.S.  Government (excluding short-term)
  securities was as follows:
      Cost of investment purchases ....................   $        --   $        --   $3,239,765
                                                          ===========   ===========   ==========
   Proceeds from sales of investments .................   $        --   $        --   $4,816,564
                                                          ===========   ===========   ==========

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
            NOTES TO FINANCIAL STATEMENTS -- (Unaudited) (Continued)

3.  PURCHASES AND SALES (CONTINUED)

      For the Money Market Fund, the cost of short-term securities purchases was $201,701,659; net proceeds from sales and redemptions was $192,194,990.

      At June 30, 2000 the net unrealized appreciation (depreciation) of investments based on cost, which was substantially the same for Federal income tax purposes, was as follows:

                                                     All America   Equity Index       Bond      Money Market
                                                         Fund          Fund           Fund          Fund
                                                     ------------   -----------   ------------  -------------
   Unrealized appreciation ......................... $20,246,660     $5,714,116     $ 343,643        $--
   Unrealized (depreciation) .......................  (2,777,646)    (3,921,906)   (2,273,539)        --
                                                     -----------     ----------   -----------        ---
   Net unrealized appreciation (depreciation) ...... $17,469,014     $1,792,210   $(1,929,896)        --
                                                     ===========     ==========   ===========        ===

4.  CAPITAL SHARE ACTIVITY AND AFFILIATED OWNERSHIP

     At June 30, 2000 one billion shares of common stock has been authorized for the Investment Company. The Board of Directors has allocated 25 million shares to the All America Fund, and, 15 million shares each to the Equity Index, Bond and Money Market Funds.

     Transactions in shares during the six months ending June 30, 2000 were as follows:

                                                     All America   Equity Index      Bond      Money Market
                                                         Fund          Fund          Fund          Fund
                                                     ------------   -----------  ------------  -------------
   Shares issued ...................................  1,180,412        699,906        50,070      1,857,685
   Shares issued as reinvestment of dividends ......     12,198         14,168        93,803         88,805
   Shares redeemed ................................. (1,593,116)(1)    (57,231)     (294,352)      (949,418)
                                                     ----------        -------       -------      ---------
   Net increase (decrease) .........................   (400,506)       656,843      (150,479)       997,072
                                                     ==========        =======       =======      =========

     As at June 30, 2000, Mutual Of America Life Insurance Company and its subsidiaries (affiliates of the Adviser) were shareholders of each fund's outstanding shares as follows:

                All America Fund ............................   57%
                Equity Index Fund ...........................   75%
                Bond Fund ...................................   86%
                Money Market Fund ...........................    4%

5.  FUND OWNERSHIP

     In addition to the affiliated ownership as described in footnote #4 above, other beneficial ownerships (shareholders owning more than 5% of a Fund's outstanding shares) was as follows on June 30, 2000:

     All America Fund: two shareholders, each owning 14% and 11%, respectively;

     Equity Index Fund: one shareholder owning 14%;

     Money Market Fund: two shareholders, each owning 15% and 8%, respectively.

6.  DIVIDENDS

     On June 30, 2000 dividend distributions were declared and paid from accumulated net investment income to shareholders of record on June 29, 2000. Pursuant to shareholders' instructions, substantially all dividend distributions were immediately reinvested in additional shares of each fund.

                                     All America    Equity Index      Bond      Money Market
                                         Fund           Fund          Fund          Fund
                                     ------------   ------------      -----     ------------
   Distributions from:
   Net investment income ..........    $212,540       $152,637      $884,808       $931,772
                                       --------       --------      --------       --------
   Dividend amounts per share .....    $.053382       $.045252      $.316435       $.244555
                                       ========       ========      ========       ========

--------------
(1) During May 2000, Mutual of America Life Insurance Company redeemed approximately 1.51 million shares realizing proceeds of $25 million, reducing the Fund's net assets by a corresponding amount.

MUTUAL OF AMERICA
INSTITUTIONAL
FUNDS, INC.

Distributed by:
MUTUAL OF AMERICA SECURITIES CORPORATION
320 PARK AVENUE
NEW YORK, NY 10022-6839
800-914-8716